STAR FUNDS
STOCK AND BOND FUNDS

PROSPECTUS

The shares offered by this prospectus represent interests in the income and equity portfolios of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of the following eight separate diversified investment portfolios, each having a distinct investment objective and policies.

            Stock and Bond Funds

              . Star U.S. Government Income Fund
              . Star Strategic Income Fund
              . The Stellar Fund
              . Star Relative Value Fund
              . Star Growth Equity Fund
              . Star Capital Appreciation Fund

            Money Market Funds

              . Star Tax-Free Money Market Fund
              . Star Treasury Fund


This prospectus relates only to the Stock and Bond Funds of the Trust (individually referred to as the "Fund" or collectively as the "Funds") and contains the information you should read and know before you invest in any of the Stock and Bond Funds of the Trust. Keep this prospectus for future reference.
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF STAR BANK, N.A., OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY STAR BANK, N.A., OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AND MAY INVOLVE SALES CHARGES AND OTHER FEES.


The Trust has also filed separate Statements of Additional Information for each Fund dated January 31, 1996, with the Securities and Exchange Commission. The information contained in each Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information or make inquiries about a Fund by writing to the Fund or by calling 1-800-677-FUND.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                            1
-------------------------------------
 Risk Factors                       1
SUMMARY OF FUND EXPENSES            3
-------------------------------------
FINANCIAL HIGHLIGHTS                4
-------------------------------------

OBJECTIVE AND INVESTMENT POLICIES OF
EACH FUND                          11
-------------------------------------
 U.S. Government Income Fund       11
 Strategic Income Fund             12
 The Stellar Fund                  16
 Relative Value Fund               18
 Growth Equity Fund                18
 Capital Appreciation Fund         19
PORTFOLIO INVESTMENTS AND
STRATEGIES                         20
-------------------------------------
 Additional Risk Considerations    25
INVESTMENT LIMITATIONS             26
-------------------------------------
 Borrowing Money                   26
 Diversification                   26
 Investing in New Issuers          26
STAR FUNDS INFORMATION             27
-------------------------------------
 Management of the Trust           27
 Distribution of Fund Shares       28
 Administration of the Funds       29
 Brokerage Transactions            30
 Expenses of the Funds             30
 Expenses of The Stellar Fund      30
NET ASSET VALUE                    30
-------------------------------------
INVESTING IN THE FUNDS             31
-------------------------------------
 Minimum Investment Required       31
 What Shares Cost                  31
 Reducing the Sales Charge         32
 Systematic Investment Plan        33
 Share Purchases                   33
 Exchanging Securities for Fund
 Shares                            33
 Certificates and Confirmations    34
 Dividends and Capital Gains       34
EXCHANGE PRIVILEGE                 34
-------------------------------------
 Star Funds                        34
 Exchanging Shares                 34
 Exchange-by-Telephone             35
REDEEMING SHARES                   35
-------------------------------------
 Contingent Deferred Sales Charge  36
 Elimination of Contingent Deferred
  Sales Charge                     37
 Systematic Withdrawal Plan        37
 Accounts with Low Balances        37
SHAREHOLDER INFORMATION            37
-------------------------------------
 Voting Rights                     37
EFFECT OF BANKING LAWS             38
-------------------------------------
TAX INFORMATION                    38
-------------------------------------
 Federal Income Tax                38
 State and Local Taxes             38
PERFORMANCE INFORMATION            39
-------------------------------------
ADDRESSES                          40
-------------------------------------


SYNOPSIS
-------------------------------------------------------------------------------

The Trust, an open-end, diversified management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

This prospectus relates only to the shares of the Stock and Bond Funds of the Trust. The Stock and Bond Funds are designed primarily for customers, correspondents, or affiliates of Star Bank, N.A.

As of the date of this prospectus, shares of the Stock and Bond Funds are offered in the following six Funds:

  . Star U.S. Government Income Fund ("U.S. Government Income Fund")--seeks to provide current income. Capital appreciation is a secondary objective. U.S. Government Income Fund pursues these objectives by investing primarily in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.
  . Star Strategic Income Fund ("Strategic Income Fund")--seeks to generate high current income. Strategic Income Fund pursues this objective by investing at least 40% of the Fund's assets in a core asset group of U.S. government and corporate fixed income securities, and the remainder of the Fund's assets in international bonds, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities ("ARMS"), and asset-backed securities.
  . The Stellar Fund--seeks to maximize total return, a combination of dividend income and capital appreciation. The Stellar Fund pursues this objective by investing in the following security categories: domestic equity securities, domestic fixed income securities, international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. Shares of The Stellar Fund are offered in two separate classes: Investment Shares and Trust Shares.
  . Star Relative Value Fund ("Relative Value Fund")--seeks to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. Relative Value Fund pursues this objective by investing primarily in equity securities.
  . Star Growth Equity Fund ("Growth Equity Fund")--seeks to maximize capital appreciation. Growth Equity Fund pursues this objective by investing primarily in growth-oriented equity securities of U.S. companies.
  . Star Capital Appreciation Fund ("Capital Appreciation Fund")--seeks to maximize capital appreciation. Capital Appreciation Fund pursues this objective by investing primarily in equity securities of U.S. companies.

For information on how to purchase shares of any of the Stock or Bond Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family) is required for each Fund. Trust Shares of The Stellar Fund are sold and redeemed at net asset value. Shares of U.S. Government Income Fund, Relative Value Fund, and Capital Appreciation Fund, and Investment Shares of The Stellar Fund, are sold at net asset value plus an applicable sales charge and redeemed at net asset value. Shares of Strategic Income Fund and Growth Equity Fund are sold at net asset value and are redeemed at net asset value less an applicable contingent deferred sales charge. Information on redeeming shares may be found under "Redeeming Shares." Star Bank, N.A. is the investment adviser to the Funds.

RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. The foreign securities in which some Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, borrowing money for investment purposes, and engaging in short-selling. These risks and those associated with investing in mortgage- backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described under "Objective and Investment Policies of Each Fund" and "Portfolio Investments and Strategies."


STAR STOCK AND BOND FUNDS
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                                                       The
                                                  Stellar Fund
                           U.S. Gov't Strategic                   Relative Growth   Capital
                             Income    Income   Trust  Investment  Value   Equity Appreciation
                              Fund      Fund    Shares   Shares     Fund    Fund      Fund
                           ---------- --------- ------ ---------- -------- ------ ------------
 SHAREHOLDER TRANSACTION
         EXPENSES
 Maximum Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price)........    3.50%       None    None    4.50%     4.50%    None     4.50%
 Maximum Sales Load
  Imposed on Reinvested
  Dividends (as a
  percentage of offering
  price).................     None       None    None     None      None    None      None
 Contingent Deferred
  Sales Charge
  (as a percentage of
  original purchase price
  or redemption proceeds,
  as applicable)(1)......     None      5.00%    None     None      None   5.00%      None
 Redemption Fee (as a
  percentage of amount
  redeemed, if
  applicable)............     None       None    None     None      None    None      None
 Exchange Fee............     None       None    None     None      None    None      None
  ANNUAL FUND OPERATING
         EXPENSES
   (As a percentage of
   average net assets)
 Management Fee..........    0.60%      0.95%   0.95%    0.95%     0.75%   0.75%     0.95%
 12b-1 Fees (2)..........    0.00%      0.00%    None    0.25%     0.00%   0.00%     0.00%
 Total Other Expenses
 (after waivers) (3).....    0.32%      0.52%   0.45%    0.45%     0.31%   0.42%     0.52%
   Shareholder Servicing
 Fees (4).......... 0.03%
     Total Fund Operating
        Expenses
        (after waivers)
        (5)..............    0.92%      1.47%   1.40%    1.65%     1.06%   1.17%     1.47%

(1) The contingent deferred sales charge is 5.00% in the first year, declining to 1.00% in the fifth year, and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")
(2) As of the date of this prospectus, the Funds (except for The Stellar Fund--Investment Shares) are not paying or accruing 12b-1 fees. The Funds can pay up to 0.25% of average net assets as a 12b-1 fee to the distributor. Trust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Trust" class of shares of the Funds (which would not have a 12b-1 Plan) is created and trust and investment agency clients' investments in the Funds are converted to such Trust class.
(3) Other Expenses for the Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund have been reduced to reflect the voluntary waiver of a portion of the administration fee. The Administrator can terminate this voluntary waiver at any time at its sole discretion.
(4) The Funds can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.04% of average daily net assets.
(5) The Total Fund Operating Expenses of the Strategic Income Fund, Growth Equity Fund and Capital Appreciation Fund would have been 1.57%, 1.20% and 1.48%, respectively, absent the voluntary waivers described in Note 3.
  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF A FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "STAR FUNDS INFORMATION."
  Long-term shareholders invested in The Stellar Fund--Investment Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD").
EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales load.

                                        The
                                   Stellar Fund
            U.S. Gov't Strategic                   Relative Growth   Capital
              Income    Income   Trust  Investment  Value   Equity Appreciation
               Fund      Fund    Shares   Shares     Fund    Fund      Fund
            ---------- --------- ------ ---------- -------- ------ ------------
1 Year.....    $ 44      $ 67     $ 14     $ 61      $ 55    $ 64      $ 59
3 Years....    $ 63      $ 80     $ 44     $ 95      $ 77    $ 71      $ 89
5 Years....    $ 84      $ 92     $ 77     $131      $101    $ 76      $122
10 Years...    $144      $176     $168     $232      $169    $142      $213

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

STAR U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                               YEAR ENDED NOVEMBER 30,
                                             ------------------------------
                                                1995      1994     1993(A)
-------------------------------------------  ---------- --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD           $ 9.24    $10.25     $10.00
-------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------
 Net investment income                           0.60      0.55       0.51
-------------------------------------------
 Net realized and unrealized gain (loss) on
 investments                                     0.74     (0.90)      0.25
-------------------------------------------
                                               ------   -------     ------
 Total from investment operations                1.34     (0.35)      0.76
-------------------------------------------    ------    ------     ------
LESS DISTRIBUTIONS
-------------------------------------------
 Distributions from net investment income       (0.60)    (0.55)     (0.51)
-------------------------------------------    ------   -------     ------
 Distributions from net realized gain on
 investments                                     0.00     (0.11)      0.00
-------------------------------------------    ------   -------     ------
 Total distributions                            (0.60)    (0.66)     (0.51)
-------------------------------------------    ------    ------     ------
NET ASSET VALUE, END OF PERIOD                 $ 9.98    $ 9.24     $10.25
-------------------------------------------    ------    ------     ------
TOTAL RETURN (B)                                14.90%    (3.53%)     7.63%
-------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------
 Expenses                                        0.92%     0.97%      1.12%*
-------------------------------------------
 Net investment income                           6.23%     5.87%      5.55%*
-------------------------------------------
 Expense waiver/reimbursement (a)                  --      0.03%      0.30%*
-------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------
 Net assets, end of period (000 omitted)     $109,666   $87,924    $44,187
-------------------------------------------
 Portfolio turnover                               236%      148%       105%
-------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from January 5, 1993 (date of initial public investment) to November 30, 1993. For the period from November 23, 1992 (start of business) to January 4, 1993, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

STAR STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                              PERIOD ENDED
                                                              NOVEMBER 30,
                                                                1995(A)
------------------------------------------------------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $10.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
 Net investment income                                             0.69
------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments            0.55
------------------------------------------------------------
                                                                 ------
 Total from investment operations                                  1.24
------------------------------------------------------------
                                                                 ------
LESS DISTRIBUTIONS
------------------------------------------------------------
 Distributions from net investment income                         (0.67)
------------------------------------------------------------
 Distributions from net realized gain on investments              (0.04)
------------------------------------------------------------
 Distributions in excess of net realized gain on investments      (0.00)**
------------------------------------------------------------
                                                                 ------
 Total distributions                                              (0.71)
------------------------------------------------------------
                                                                 ------
NET ASSET VALUE, END OF PERIOD                                   $10.53
------------------------------------------------------------     ------
TOTAL RETURN (B)                                                  12.71%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
 Expenses                                                          1.47%*
------------------------------------------------------------
 Net investment income                                             7.41%*
------------------------------------------------------------
 Expense waiver/reimbursement (c)                                  0.10%*
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
 Net assets, end of period (000 omitted)                        $47,513
------------------------------------------------------------
 Portfolio turnover                                                 258%
------------------------------------------------------------


* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

THE STELLAR FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                       YEAR ENDED NOVEMBER 30,
                               ----------------------------------------------
                                1995     1994      1993       1992    1991(A)
-----------------------------  -------  -------   -------    -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD                        $10.90    $11.34   $10.52     $ 9.80    $10.00
-----------------------------
INCOME FROM INVESTMENT OPERA-
 TIONS
-----------------------------
 Net investment income           0.34      0.29     0.24       0.29      0.05
-----------------------------
 Net realized and unrealized
 gain (loss) on
 investments                     1.33     (0.41)    0.99       0.74     (0.25)
-----------------------------  ------   -------   ------     ------   -------
 Total from investment opera-
 tions                           1.67     (0.12)    1.23       1.03     (0.20)
-----------------------------
LESS DISTRIBUTIONS
-----------------------------
 Distributions from net in-
 vestment income                (0.35)    (0.24)   (0.28)     (0.31)    --
-----------------------------
 Distributions from net real-
 ized gain on investment
 transactions                   (0.05)    (0.08)   (0.10)     (0.00)    --
-----------------------------
 Distributions in excess of
 net investment income           --       --       (0.03)**    --       --
-----------------------------  ------   -------   ------     ------   -------
 Total distributions            (0.40)    (0.32)   (0.41)     (0.31)    --
-----------------------------  ------   -------   ------     ------   -------
NET ASSET VALUE, END OF PE-
 RIOD                          $12.17    $10.90   $11.34     $10.52   $  9.80
-----------------------------  ------   -------   ------     ------   -------
TOTAL RETURN (B)                15.67%    (1.22%)  11.99%     10.68%    (2.00%)
-----------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------
 Expenses                        1.65%     1.55%    1.45%      1.53%     1.44%*
-----------------------------
 Net investment income           2.98%     2.32%    1.87%      3.03%     5.32%*
-----------------------------
 Expense waiver/reimbursement
 (c)                             --        0.12%    0.25%      0.33%     0.29%*
-----------------------------
SUPPLEMENTAL DATA
-----------------------------
 Net assets, end of period
 (000 omitted)                $48,902   $50,648  $73,197    $35,544   $13,942
-----------------------------
 Portfolio turnover rate          104%       79%      87%        98%       18%
-----------------------------


* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from October 18, 1991 (date of initial public investment) to November 30, 1991. For the period from July 30, 1991 (start of business) to October 17, 1991, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

THE STELLAR FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                              YEAR ENDED
                                                             NOVEMBER 30,
                                                            ----------------
                                                             1995    1994(A)
----------------------------------------------------------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.90   $11.34
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
 Net investment income                                         0.38     0.21
----------------------------------------------------------
 Net realized and unrealized gain (loss) on investments        1.32    (0.48)
----------------------------------------------------------   ------  -------
 Total from investment operations                              1.70    (0.27)
----------------------------------------------------------   ------  -------
LESS DISTRIBUTIONS
----------------------------------------------------------
 Distributions from net investment income                     (0.38)   (0.17)
----------------------------------------------------------
 Distributions from net realized gain on investment trans-
 actions                                                      (0.05)    --
----------------------------------------------------------  -------    -----
 Total distributions                                          (0.43)   (0.17)
----------------------------------------------------------   ------  -------
NET ASSET VALUE, END OF PERIOD                               $12.17   $10.90
----------------------------------------------------------   ------   ------
TOTAL RETURN (B)                                              15.97%   (1.81%)
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
 Expenses                                                      1.40%    1.43%*
----------------------------------------------------------
 Net investment income                                         3.23%    3.57%*
----------------------------------------------------------
 Expense waiver/reimbursement                                  --       --  *
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
 Net assets, end of period (000 omitted)                    $64,754  $60,822
----------------------------------------------------------
 Portfolio turnover rate                                        104%      79%
----------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from April 11, 1994 (date of initial public investment) to November 30, 1994. For the period from April 5, 1994 (start of business) to April 10, 1994, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

STAR RELATIVE VALUE FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                        YEAR ENDED NOVEMBER 30,
                                ---------------------------------------------
                                  1995     1994      1993     1992    1991(A)
------------------------------  --------  -------   -------  -------  -------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $11.36   $11.80    $10.52   $ 9.43   $10.00
------------------------------
INCOME FROM INVESTMENT OPERA-
 TIONS
------------------------------
 Net investment income              0.29     0.23      0.20     0.30     0.22
------------------------------
 Net realized and unrealized
 gain (loss)
 on investments                     3.65    (0.40)     1.30     1.12    (0.66)
------------------------------    ------   ------    ------   ------   ------
 Total from investment opera-
 tions                              3.94    (0.17)     1.50     1.42    (0.44)
------------------------------    ------   ------    ------   ------   ------
LESS DISTRIBUTIONS
------------------------------
 Distributions from net in-
 vestment income                   (0.28)   (0.23)    (0.22)   (0.33)   (0.13)
------------------------------
 Distributions from net real-
 ized gain on investments           --      (0.04)     --       --       --
------------------------------    ------   ------    ------   ------   ------
 Total distributions               (0.28)   (0.27)    (0.22)   (0.33)   (0.13)
------------------------------    ------   ------    ------   ------   ------
NET ASSET VALUE, END OF PERIOD    $15.02   $11.36    $11.80   $10.52   $ 9.43
------------------------------    ------   ------    ------   ------   ------
TOTAL RETURN (B)                   35.10%   (1.54%)   14.47%   15.39%   (4.31%)
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
 Expenses                           1.06%    1.15%     1.19%    0.47%    0.40%*
------------------------------
 Net investment income              2.17%    2.02%     1.79%    3.01%    4.75%*
------------------------------
 Expense waiver/reimbursement
 (c)                               --       --         0.31%    1.00%    0.93%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
 Net assets, end of period
 (000 omitted)                  $131,979  $74,094   $49,701  $38,154  $33,015
------------------------------
 Portfolio turnover                   24%      30%       59%      45%      38%
------------------------------

*Computed on an annualized basis.

(a) Reflects operations for the period from June 5, 1991 (date of initial public investment) to November 30, 1991. For the period from January 31, 1989 (start of business) to June 4, 1991, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

STAR GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                  PERIOD ENDED
                                                  NOVEMBER 30,
                                                    1995(A)
------------------------------------------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $10.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
 Net investment income                                 0.24
------------------------------------------------
 Net realized and unrealized gain on investments       2.67
------------------------------------------------    -------
 Total from investment operations                      2.91
------------------------------------------------    -------
LESS DISTRIBUTIONS
------------------------------------------------
 Distributions from net investment income             (0.21)
------------------------------------------------    -------
NET ASSET VALUE, END OF PERIOD                       $12.70
------------------------------------------------     ------
TOTAL RETURN (B)                                      29.44%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
 Expenses                                              1.17%*
------------------------------------------------
 Net investment income                                 2.00%*
------------------------------------------------
 Expense waiver/reimbursement (c)                      0.03%*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
 Net assets, end of period (000 omitted)            $48,699
------------------------------------------------
 Portfolio turnover                                     171%
------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

STAR CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                           YEAR ENDED
                                                          NOVEMBER 30,
                                                         ------------------
                                                          1995      1994(A)
-------------------------------------------------------  -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.15     $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                      0.03       0.00
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments     1.72       0.15
-------------------------------------------------------   ------     ------
 Total from investment operations                           1.75       0.15
-------------------------------------------------------   ------     ------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                  (0.04)      --
-------------------------------------------------------
 Distributions in excess of net investment income          (0.00)**    --
-------------------------------------------------------
 Distributions from net realized gain on investments       (0.04)      --
-------------------------------------------------------   ------       ----
 Total distributions                                       (0.08)      --
-------------------------------------------------------   ------       ----
NET ASSET VALUE, END OF PERIOD                            $11.82     $10.15
-------------------------------------------------------   ------     ------
TOTAL RETURN (B)                                           17.35%      1.50%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                   1.47%      1.58%*
-------------------------------------------------------
 Net investment income                                      0.28%      0.08%*
-------------------------------------------------------
 Expense waiver/reimbursement (c)                           0.01%      0.10%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                 $56,430    $30,013
-------------------------------------------------------
 Portfolio turnover                                          144%        36%
-------------------------------------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from June 13, 1994 (date of initial public investment) to November 30, 1994. For the period from May 16, 1994 (start of business) to June 12, 1994, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.


OBJECTIVE AND INVESTMENT POLICIES OF EACH FUND
-------------------------------------------------------------------------------

The investment objective and investment policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, including convertible securities, zero coupon securities, options and futures, mortgage-backed securities, ARMS, CMOs, asset-backed securities, repurchase agreements, lending of portfolio securities, when-issued and delayed delivery transactions, restricted and illiquid securities, investing in securities of other investment companies, additional risk considerations and derivative contracts and securities appear in the "Portfolio Investments and Strategies" section of this prospectus.

U.S. GOVERNMENT INCOME FUND

The primary investment objective of U.S. Government Income Fund is current income. Capital appreciation is a secondary objective.

Under normal circumstances, the Fund pursues its investment objectives by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. For purposes of this 65% statement, the Fund will consider CMOs issued by U.S. government agencies or instrumentalities to be U.S. government securities. Additionally, up to 35% of the value of the Fund's total assets may be invested in investment-grade corporate debt obligations, commercial paper, time and savings deposits, and securities of foreign issuers.

ACCEPTABLE INVESTMENTS. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
  . the full faith and credit of the U.S. Treasury;
  . the issuer's right to borrow from the U.S. Treasury;
  . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
  . the credit of the agency or instrumentality issuing the obligations.

  Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

  . Federal Home Loan Banks;
  . Federal Home Loan Mortgage Corporation;
  . Federal Farm Credit Banks;
  . Student Loan Marketing Association; and
  . Federal National Mortgage Association.

The Fund may invest in CMOs, mortgage-backed securities, ARMS, and repurchase agreements. See "Portfolio Investments and Strategies."

OTHER ACCEPTABLE INVESTMENTS. Up to 35% of the value of the Fund's total assets may be invested in the following investments:

  . domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization [rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")] or which, if unrated, are of comparable quality in the judgment of the Fund's investment adviser;
  . commercial paper which matures in 270 days or less and is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch;
  . time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC. These may include certificates of deposit and other time deposits issued by foreign branches of FDIC insured banks, and banker's acceptances;
  . securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. (Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial); and
  . debt securities of foreign governments, foreign governmental agencies or supranational institutions. In addition, the Fund will also invest in investment quality debt securities issued by foreign corporations. These securities will be rated in one of the four highest rating categories by the above-mentioned nationally recognized statistical rating organizations, or, if unrated, will be of comparable quality in the judgment of the adviser. (The Fund may not invest more than 5% of its assets in foreign debt securities).

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in restricted and illiquid securities, when-issued and delayed delivery transactions, options and futures transactions, and the lending of portfolio securities. See "Portfolio Investments and Strategies."

STRATEGIC INCOME FUND

The investment objective of Strategic Income Fund is to generate high current income. The Fund pursues this investment objective by investing in a core asset group of U.S. government and corporate fixed income securities, and the following satellite categories: international bonds, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, CMOs, ARMS, and asset-backed securities.

The Fund pursues its investment objective by investing at least 40% of its assets in U.S. government and corporate fixed income securities, and 5%-20% of its assets in each of the satellite categories listed above. Overall, the Fund will invest at least 65% of its assets in income producing securities. The Fund's adviser believes (but can give no assurance) that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. Other techniques include, but are not limited to, the following: the employment of fundamental and quantitative analysis when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; consideration of market trends; and hedging through the use of options and futures.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in the following:

DOMESTIC FIXED INCOME SECURITIES. The core asset group of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds which are rated Baa or higher by Moody's, or BBB or higher by S&P or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser.

The types of government securities in which the Fund may invest are those described under "U.S. Government Income Fund--Acceptable Investments." INTERNATIONAL BONDS. The international bond category of the Fund will include fixed income securities of non-U.S. companies and governments denominated in currencies other than U.S. dollars (including American Depositary Receipts and International Depositary Receipts) and will be rated investment grade (i.e., Baa or better by Moody's or BBB or better by S&P) or, if unrated, deemed by the Fund's investment adviser to be of an equivalent quality to domestic bonds rated at least Baa by Moody's or BBB by S&P. In the event that an international security which had an eligible rating is downgraded below Baa or BBB, the Fund's investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international securities described above.

REAL ESTATE INVESTMENT TRUSTS. This category will include equity or mortgage real estate investment trusts integrated to capture income. A real estate investment trust is a managed portfolio of real estate investments. Real estate of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above. Real estate investment trust holdings will be diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location. An equity real estate investment trust holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage real estate investment trust specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. Investment in Real Estate Investment trusts is subject to certain risks. See "Portfolio Investments and Strategies."

DOMESTIC EQUITY SECURITIES. The equity category will consist of high-dividend common and preferred stocks of U.S. companies which are listed on the New York or American Stock Exchange or traded in the over-the-counter market and have a history of stable earnings and/or growing dividends. As part of the equity category, the Fund may also invest in warrants and securities convertible into common stocks of these U.S. companies.

MONEY MARKET SECURITIES. The Fund may invest in U.S. and foreign short-term money market instruments, including:

  . commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper of Europaper has received different ratings from different rating services, such commercial paper or Europaper is acceptable so long as at least one rating is in the two highest categories of the nationally recognized statistical rating organizations described above;
  . instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the BIF or the SAIF. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");
  . obligations of the U.S. government or its agencies or instrumentalities; . repurchase agreements; and
  . other short-term instruments which are not rated but are determined by the Fund's investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

STRUCTURED FIXED INCOME SECURITIES. The Fund may invest in mortgage-backed securities, ARMS, CMOs, and asset-backed securities. See "Portfolio Investments and Strategies."

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in options and futures transactions, repurchase agreements, the lending of portfolio securities, when issued and delayed delivery transactions, restricted and illiquid securities, and investment in other investment companies. See "Portfolio Investments and Strategies."

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investment which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

RISKS ASSOCIATED WITH FOREIGN SECURITIES. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and international bonds could result in up to 40% of the Fund's net assets being invested in securities of foreign issuers. Investment in foreign securities carries substantial risks in addition to those associated with domestic investments. See "Portfolio Investments and Strategies--Foreign Securities."

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although, foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies and might, in certain cases, result in losses to the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.

LEVERAGE THROUGH BORROWING. The Fund may borrow for investment purposes pursuant to a fundamental policy. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into the reverse repurchase agreements described below. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  SPECIAL RISKS ASSOCIATED WITH LEVERAGING. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Among the forms of borrowing in which the Fund may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool.

SHORT-SELLING. The Fund may make short sales pursuant to a fundamental policy. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times equal to at least 100% of the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

  SPECIAL RISKS ASSOCIATED WITH SHORT SELLING. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. When the Fund purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Options Transactions" in the section entitled, "Portfolio Investment and Strategies."

The Fund anticipates that the frequency of short sales will vary substantially under different market conditions, and it does not intend that any specified portion of its assets, as a matter of practice, will be in short sales. However, as an operating policy which may be changed without shareholder approval, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Fund's net assets. The Fund may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. The Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

PORTFOLIO TURNOVER. The Fund will from time-to-time engage in the purchase and sale of a security for the purpose of "capturing" dividends on that security. Under this practice, the Fund will purchase the security close to its ex-dividend date, thereby entitling the Fund to receive the anticipated dividend, and then sell the security after the ex-dividend date. To the extent that the sum of the sale price of the security plus the amount the dividend received by the Fund, exceeds the purchase price of the security plus brokerage commissions incurred in the purchase and sale transactions, the Fund will receive a profit. The practice of capturing dividends could result in the Fund experiencing an annual turnover rate of up to 250%. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE STELLAR FUND

The investment objective of The Stellar Fund is to maximize total return, a combination of dividend income and capital appreciation. The Fund pursues this investment objective by investing in the following securities categories: domestic equity securities, domestic fixed income securities, international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. As a non-fundamental policy, the Fund will attempt to minimize overall portfolio risk by limiting investments in any one securities category (as defined in this prospectus) to not more than 25% of net assets. The Fund's adviser also believes that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. The Fund's adviser further attempts to reduce risk within each securities category through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios) when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; and consideration of market trends.

The Fund pursues its investment objective by investing approximately 20% of its assets, in roughly equal weightings, in each of the following securities categories: domestic equity securities, domestic fixed income securities, international securities, and real estate securities. The remaining 20% of its assets will be invested in money market instruments and/or precious metal securities. Positions in these categories of securities may vary from as high as 25% of its assets to as low as 15% of its assets depending on market factors.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in domestic equity securities, domestic fixed income securities, international securities, real estate securities, precious metal securities, and money market securities. Each category allocation will be made based on the definitions described below.

  . Domestic Equity Securities. The equity portion of the Fund will consist of U.S. common and preferred stocks. The stocks chosen will, in the opinion of the Fund's investment adviser, be undervalued relative to stocks contained in the Standard & Poor's 500 Composite Stock Price
    Index. Real estate and precious metal securities of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above;
  . Domestic Fixed Income Securities. The fixed income portion of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds, including convertible bonds, which are rated Baa or higher by Moody's or BBB or higher by S&P, or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser;
  . International Securities. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international equity securities described above;
  . Real Estate Securities. The real estate portion of the Fund will include equity securities, including convertible debt securities, of real estate related companies, and real estate investment trusts. All real estate securities will be publicly traded, primarily on an exchange. Real estate securities are not considered domestic equity securities for purposes of the Fund's asset allocation limitation;
  . Precious Metal Securities. The precious metal securities in which the Fund invests include domestic and international equity securities of companies that explore for, extract, process, or deal in precious metals, such as gold, silver, palladium, and platinum. The Fund may also invest up to 5% of its net assets in domestic and international asset-based securities, including debt securities, preferred stock, or convertible securities for which the principal amount, redemption terms, or conversion terms are related to the market price of some precious metals, such as gold bullion. The Fund may purchase only asset-based securities that are rated Baa or better by Moody's or BBB or better by S&P, or, if unrated, are of equal quality in the determination of the investment adviser. Precious metal securities of foreign issuers will not be aggregated with other international securities for purposes of calculating the Fund's investment in international securities under the allocation policy described above; and
  . Money Market Securities. The Fund may invest in U.S. and foreign short-
    term money market instruments, including:
     -- commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the nationally recognized statistical rating organizations described above;
     -- instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs;
     -- obligations of the U.S. government or its agencies or
        instrumentalities;
     -- repurchase agreements; and
     -- other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, options transactions, and restricted and illiquid securities. See "Portfolio Investments and Strategies."

SPECIAL RISK CONSIDERATIONS

REAL ESTATE SECURITIES. Although the Fund's investments in real estate will be limited to publicly traded securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, the Fund may be subject to risks associated with direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions and increases in interest rates. See "Portfolio Investments and Strategies--Real Estate Investment Trusts."

PRECIOUS METAL SECURITIES AND PRECIOUS METALS. The prices of precious metal securities and precious metals have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.

FOREIGN SECURITIES. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and international securities could result in up to 50% of the Fund's net assets being invested in securities of foreign issuers. In addition, the Fund's investment in precious metals securities of foreign issuers, when aggregated with the above, could result in greater than 50% of the Fund's net assets being invested in securities of foreign issuers. Investment in foreign securities carries substantial risks in addition to those associated with domestic investments. See "Portfolio Investments and Strategies--Foreign Securities."

RELATIVE VALUE FUND

The investment objective of Relative Value Fund is to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk.

The Fund pursues its investment objective by investing primarily in equity securities. The equity securities ("stocks") in which the Fund may invest include, but are not limited to, stocks which, in the opinion of the Fund's adviser, represent characteristics consistent with low volatility, above-average yields, and are undervalued relative to the stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). At least 70% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position. The Fund will also invest a portion of its assets in fixed income securities.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in common stocks and fixed income securities (i.e., notes and bonds) of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. These securities will include:

  . Common Stocks. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will be considered by the Fund's investment adviser and may outweigh revenues;
  . convertible securities;
  . domestic issues of corporate debt obligations (rated Aaa, Aa, or A by
    Moody's; AAA, AA, or A by S&P; or AAA, AA, or A by Fitch);
  . the types of government securities that are described under "U.S.
    Government Income Fund--Acceptable Investments"; and
  . notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities: Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Bank for Cooperatives (including Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, The Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration.

SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. See "Portfolio Investments and Strategies--Foreign Securities." As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

TEMPORARY INVESTMENTS. In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

  . short-term money market instruments;
  . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and . repurchase agreements.

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in when-issued and delayed delivery transactions, restricted and illiquid securities, and repurchase agreements. See "Portfolio Investments and Strategies."

GROWTH EQUITY FUND

The investment objective of Growth Equity Fund is to maximize capital appreciation.

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in growth-oriented equity securities. The Fund defines growth-oriented equity securities as securities of U.S. companies with market capitalizations of $1.5 billion or greater that are projected by the Fund's investment adviser, based upon traditional research techniques, to show earnings growth potential superior to the S&P 500. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The data considered by the quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on nationally recognized statistical rating organizations (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest may include the following:

  DOMESTIC EQUITY SECURITIES. The domestic equity securities in the Fund will usually consist of U.S. common and preferred stocks of companies with market capitalizations of $1.5 billion or greater and which are listed on the New York or American Stock Exchange or traded in the over-the-counter market and warrants of such companies.

  REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts of the type more fully described under "Strategic Income Fund--Acceptable Investments--Real Estate Investment Trusts." Investment in Real Estate Investment Trusts is subject to certain risks. See "Portfolio Investments and Strategies."

  DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities of the type more fully described under "U.S. Government Income Fund--Acceptable Investments."

  INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities) of the type more fully described under "The Stellar Fund-- Acceptable Investments." The Fund will not invest more than 10% of its assets in international securities.

  MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments of the type more fully described under "The Stellar Fund--Acceptable Investments."

  CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, investing in securities of other investment companies, restricted and illiquid securities, options and futures transactions, and lending of portfolio securities. See "Portfolio Investments and Strategies."

CAPITAL APPRECIATION FUND

The investment objective of Capital Appreciation Fund is to maximize capital appreciation.

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in equity securities of U.S. companies. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. This quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on nationally recognized statistical rating organizations (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include the following:

  DOMESTIC EQUITY SECURITIES. The domestic equity securities of the Fund will usually consist of U.S. common and preferred stocks of companies with between $200 million and $2 billion in equity and which are listed on the New York or American Stock Exchange or traded in the over-the-counter market and warrants of such companies.

  DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities of the type more fully described under "U.S. Government Income Fund--Acceptable Investments."

  INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities) of the type more fully described under "The Stellar Fund-- Acceptable Investments." The Fund will not invest more than 10% of its assets in international securities.

  MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments of the type more fully described under "The Stellar Fund--Acceptable Investments."

  CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, investing in securities of other investment companies, lending of portfolio securities, restricted and illiquid securities, and options and futures transactions.

PORTFOLIO INVESTMENTS AND STRATEGIES
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CONVERTIBLE SECURITIES. Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

ZERO COUPON SECURITIES. Growth Equity Fund and Capital Appreciation Fund may invest in zero coupon bonds and zero coupon convertible securities. A Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

MORTGAGE-BACKED SECURITIES. U.S. Government Income Fund and Strategic Income Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). U.S. Government Income Fund and Strategic Income Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. A Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. Strategic Income Fund may also invest in ARMS issued by non-government and private entities. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as a Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.
COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). U.S. Government Income Fund and Strategic Income Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

A Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. In addition, Strategic Income Fund may invest in CMOs which are collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

ASSET-BACKED SECURITIES. Strategic Income Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA or higher by a nationally recognized statistical rating organization including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time U.S. Government Income Fund or Strategic Income Fund reinvests the payments and any unscheduled prepayments of principal received, such Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

OPTIONS TRANSACTIONS. U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund may engage in options transactions. Each Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates.

Each Fund may write (i.e., sell) covered call options, and all these Funds except U.S. Government Income Fund may also write covered put options. Strategic Income Fund may only write covered call and put options to the extent of 20% of the value of its net assets at the time such option contracts are written. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by a Fund must be "covered" options. This means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option. In the case of The Stellar Fund, the aggregate value of the obligations underlying the puts will not exceed 50% of the Fund's net assets.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, a Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. A Fund will write put options only on securities which a Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

U. S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund, may purchase put options, and all these Funds except for U.S. Government Income Fund may also purchase call options. Such investments in put and call options may not exceed 5% of a Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. A Fund may purchase call and put options for the purpose of offsetting previously written call and put options of the same series. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in a Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Funds will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of these Funds are qualified for offer and sale.

Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by those Funds are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Funds' investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Options which The Stellar Fund will trade must be listed on national securities exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the New York, American, Pacific, and Philadelphia Stock Exchanges.

FUTURES AND OPTIONS ON FUTURES. U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. A Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, a Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

  RISKS. When U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in a Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Funds' investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

  It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purposes disclosed in this prospectus to the extent that the Funds invests in securities that could be characterized as derivatives, such as mortgage-backed securities including CMOs and ARMS, and asset-backed securities, it will only do so in a manner consistent with its investment objective, policies and limitations.

REPURCHASE AGREEMENTS. The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. Pursuant to a fundamental policy, in order to generate additional income, U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Trustees and where the Funds will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. There is the risk that when lending portfolio securities, the securities may not be available to the Funds on a timely basis and the Funds may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, a Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may invest in securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, and invest no more than 10% of total assets in investment companies in general. A Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The investment adviser will waive its investment advisory fee on assets invested in securities of such investment companies.

ADDITIONAL RISK CONSIDERATIONS

FOREIGN SECURITIES. Strategic Income Fund, The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's assets and income may be affected by changes in exchange rates and regulations.

Although a Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

  . less publicly available information about foreign companies;
  . the lack of uniform financial accounting standards applicable to foreign companies;
  . less readily available market quotations on foreign companies;
  . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;
  . generally lower foreign securities market volume;
  . the likelihood that foreign securities may be less liquid or more volatile;
  . generally higher foreign brokerage commissions;
  . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;
  . unreliable mail service between countries; and . political or financial changes which adversely affect investments in some countries.

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although these Funds are unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted.

FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

REAL ESTATE INVESTMENT TRUSTS. Strategic Income Fund, Growth Equity Fund, and The Stellar Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

INVESTMENT LIMITATIONS
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BORROWING MONEY

U.S. Government Income Fund, The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund will not borrow money or pledge securities except, under certain circumstances, each Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. In the case of Growth Equity Fund and Capital Appreciation Fund, the above prohibition against borrowing specifically encompasses reverse repurchase agreements. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 100% of the value of total assets, Relative Value Fund will not, and with respect to 75% of the value of total assets, U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund will not invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements (in the case of Strategic Income Fund, The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund). The Stellar Fund and Relative Value Fund will not acquire more than 10% of the voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

INVESTING IN NEW ISSUERS

The Stellar Fund and Relative Value Fund will not invest more than 5% of its in securities of issuers that have records of less than three years of continuous operations. This policy cannot be changed without the approval of holders of a majority of a Fund's Shares.
The above investment limitations cannot be changed without shareholder approval.

STAR FUNDS INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows: 0.60% of U.S. Government Income Fund; 0.75% of Relative Value Fund and Growth Equity Fund; and 0.95% of Strategic Income Fund, The Stellar Fund, and Capital Appreciation Fund. The fees of 0.75 of 1% or more may be higher than the advisory fees paid by mutual funds in general but are comparable to the fees paid by many mutual funds with objectives and policies similar to the Funds. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion. The Adviser has undertaken to reimburse the Funds, up to the amount of the advisory fees, for operating expenses in excess of limitations established by certain states.


  ADVISER'S BACKGROUND. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. As of December 31, 1995, Star Bank had an asset base of $9.6 billion.

  Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $21.6 billion as of December 31, 1995.

  Star Bank has managed commingled funds since 1957. As of December 31, 1995, it manages 9 common trust funds and collective investment funds having a market value in excess of $279 million. Additionally, Star Bank has advised the portfolios of the Trust since 1989.


  As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.


  B. Randolph Bateman is Senior Vice President and Chief Investment Officer of Star Bank's Trust Financial Services Group and Manager of its Capital Asset Management Division. Mr. Bateman has managed the international bonds component of Strategic Income Fund since its inception, and the international securities component of The Stellar Fund since May 1993. Mr. Bateman earned a Bachelor of Arts degree in Economics from North Carolina State University and earned the Chartered Financial Analyst designation.

  Joseph P. Belew is currently a Trust Officer and Investment Manager of the Financial Services division at Star Bank, N.A., Butler County. Mr. Belew has been Relative Value Fund's portfolio manager since its inception in June 1991. He earned a Bachelor of Business Administration degree in Business Management from Belmont College.

  Fred A. Brink is a Fund Manager and Trust Investment Officer for the Capital Management Division of Star Bank. Mr. Brink managed the cash components of the Star Funds from July 1991 through July 1994. In July of 1994, Mr. Brink assumed the responsibility for managing the REIT component of The Stellar Fund and the Star Strategic Income Fund. As of August 1995, Mr. Brink also manages all components of the Star Capital Appreciation Fund. Mr. Brink earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and he is currently enrolled in the Chartered Financial Analyst program.

  Donald L. Keller is a Vice President and Trust Officer for the Capital Management Division of Star Bank. Mr. Keller has managed the Star Growth Equity Fund since its inception. He managed the domestic equity securities components of The Stellar Fund and Strategic Income Funds since their inceptions through December 1995. He also supported the domestic and international equity and fixed income components of Capital Appreciation Fund since its inception through December 1995. Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati. He also earned his Masters in Finance from Xavier University.

  Kirk F. Mentzer is Senior Trust Officer and Director of Fixed Income Research for the Capital Management Division of Star Bank. Mr. Mentzer has managed the Star U.S. Government Income Fund since its inception. He has also managed the domestic and structured fixed income components of Star Strategic Income Fund and the domestic fixed income component of The Stellar Fund since such Funds' inceptions. Mr. Mentzer is also responsible for managing the cash equivalent components each of the Star Funds. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.

  Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of Star Strategic Income Fund and The Stellar Fund since January 1996. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), U.S. Government Income Fund, The Stellar Fund (Investment Shares), Relative Value Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may pay to the distributor an amount computed at an annual rate of up to 0.25 of 1% of the average daily net assets, in each case to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.


ADDITIONAL DISTRIBUTION PAYMENTS. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of a Fund that are sold by the dealer. Any such payments will be made from the assets of the distributor (including any portion of any sales charge returned by the distributor) and will not result in a charge to a Fund. In addition, the distributor will pay dealers an amount equal to 2.2% of the net asset value of all shares of Strategic Income Fund and Growth Equity Fund, purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund.


ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of each of the Fund's shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of a Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. The current annual rate of such fees is up to
0.30 of 1% of average net assets of a Fund. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made pursuant to these arrangements are in addition to any payments made under a Fund's Rule 12b-1 Distribution Plan or a Fund's Shareholder Services Plan.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, and the separate classes, as applicable, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

           MAXIMUM                             AVERAGE AGGREGATE DAILY NET
      ADMINISTRATIVE FEE                           ASSETS OF THE TRUST
      ------------------                   -----------------------------------
          .150 of 1%                       on the first $250 million
          .125 of 1%                       on the next $250 million
          .100 of 1%                       on the next $250 million
          .075 of 1%                       on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose to voluntarily waive a portion of its fee.


SHAREHOLDER SERVICES PLAN. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25 of 1% of its average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.04% of average daily net assets. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

CUSTODIAN. Star Bank, N.A., is the Funds' custodian for which it receives a fee of .025 of 1% of the average daily net assets. The fee is based on the level of each Funds' average net assets for the period, plus out-of-pocket expenses.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUNDS

Each Fund pays all of its own expenses and its allocable share of Trust expenses. These expenses include, but are not limited to, the cost of:
Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Funds, and shares of each Fund with federal and state securities commissions; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and governmental agencies; meetings of Trustees and shareholders and proxy solicitations therefor; distribution fees; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Adviser may voluntarily reimburse some expenses and has, in addition, undertaken to reimburse each Fund up to the amount of the advisory fee, the amount by which operating expenses exceed limitations imposed by certain states.

EXPENSES OF THE STELLAR FUND

Holders of each class of Shares pay their allocable portion of Fund and Trust expenses.
The Trust expenses for which holders of each class of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditor's fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The Fund expenses for which holders of each class of Shares each pay their allocable portion include, but are not limited to: registering the Fund and each class of Shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses allocated to Investment Shares as a class are expenses under the Fund's Rule 12b-1 Plan. In addition, the Trustees reserve the right to allocate certain other expenses to holders of each class of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of each class of Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of each class of Shares; legal fees relating solely to each class of Shares; and Trustees' fees incurred as a result of issues relating solely to each class of Shares.

NET ASSET VALUE
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Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding. With respect to The Stellar Fund, the net asset value for Trust Shares will differ from that of Investment Shares due to the variance in net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN THE FUNDS
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MINIMUM INVESTMENT REQUIRED

The minimum initial investment in any of the Funds by an investor is $1,000 ($25 for Star Bank Connections Group banking customers and Star Bank employees and members of their immediate family). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with the Funds.

WHAT SHARES COST

Shares of U.S. Government Income Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                     SALES CHARGE AS A       SALES CHARGE AS
                                    PERCENTAGE OF PUBLIC     A PERCENTAGE OF
AMOUNT OF TRANSACTION                 OFFERING PRICE       NET AMOUNT INVESTED
----------------------              --------------------   -------------------
Less than $100,000                         3.50%                  3.62%
$100,000 but less than $250,000            3.00%                  3.09%
$250,000 but less than $500,000            2.00%                  2.04%
$500,000 but less than $1,000,000          1.50%                  1.52%
$1,000,000 or more                         0.00%                  0.00%


Shares of Relative Value Fund, Capital Appreciation Fund, and Investment Shares of The Stellar Fund, are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                     SALES CHARGE AS A      SALES CHARGE AS
                                       PERCENTAGE OF        A PERCENTAGE OF
AMOUNT OF TRANSACTION              PUBLIC OFFERING PRICE  NET AMOUNT INVESTED
---------------------              ---------------------- -------------------
Less than $100,000                         4.50%                 4.71%
$100,000 but less than $250,000            3.75%                 3.90%
$250,000 but less than $500,000            2.50%                 2.56%
$500,000 but less than $750,000            2.00%                 2.04%
$750,000 but less than $1 million          1.00%                 1.01%
$1 million or more                         0.25%                 0.25%



The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of Strategic Income Fund, Growth Equity Fund, and Trust Shares of The Stellar Fund, are sold at their net asset value next determined after an order is received. There is no sales charge imposed by such Funds at the time of purchase. Under certain circumstances described under "Redeeming Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time shares of the Strategic Income Fund and Growth Equity Fund are redeemed.

In addition, shareholders of U.S. Government Income Fund, Relative Value Fund, and Capital Appreciation Fund, and Investment Shares of The Stellar Fund, who are private banking or Star Connections Group banking customers of StarBanc Corporation and its subsidiaries are exempt from sales charges. In addition, the following persons may purchase shares of such Funds at net asset value, without a sales charge: employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, or of any correspondent bank of Star Bank, and members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees; trust customers of StarBanc Corporation and its subsidiaries and correspondent banks of Star Bank when investing non-trust assets; certain non-trust customers of correspondent banks of Star Bank; and non-trust customers of financial advisers.

SALES CHARGE REALLOWANCE. For sales of shares of the U.S. Government Income Fund, Relative Value Fund, and Capital Appreciation Fund, and Investment Shares of The Stellar Fund, Star Bank or any authorized dealer will normally receive up to 89% of the applicable sales charge. Any portion of the sales charge which is not paid to Star Bank or a dealer will be retained by the distributor.

The sales charge for shares sold other than through Star Bank or registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Fund shares.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares through:

  . quantity discounts and accumulated purchases;
  . signing a 13-month letter of intent;
  . using the reinvestment privilege; or
  . concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the previous table, larger purchases reduce the sales charge paid. U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, and Investment Shares of The Stellar Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns shares having a current value at the net asset value of $90,000 and he purchases $10,000 more at the current net asset value, the sales charge on the additional purchase according to the schedule now in effect would be 3.00%, not 3.50% for U.S. Government Income Fund, and 3.75%, not 4.50% for Relative Value Fund, Capital Appreciation Fund, and Investment Shares of The Stellar Fund.

To receive the sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Funds will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the funds in the Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This Letter of Intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 3.50% of the total price of the shares of U.S. Government Income Fund or 4.50% of the total price of shares of Relative Value Fund, Capital Appreciation Fund, or Investment Shares of The Stellar Fund, as the case may be, intended to be purchased in escrow (in shares) until such purchase is completed. The shares held in escrow in the shareholder's account will be released at the fulfillment of the Letter of Intent or the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intend is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This Letter of Intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in shares of any of the Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If shares in U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, or Investment Shares of The Stellar Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Star Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in any of these Funds, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales charge and $70,000 in U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, or Investment Shares of The Stellar Fund, the sales charge would be reduced.

To receive this sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PLAN

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Funds at the net asset value next determined after an order is received by Star Bank, plus the applicable sales charge. A shareholder may apply for participation in this plan through Star Bank.

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business.

A customer of Star Bank may purchase shares of the Funds through Star Bank. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

THROUGH STAR BANK. To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

Payment may be made to Star Bank either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank. Purchase orders must be telephoned to Star Bank by 3:30 p.m. (Eastern time) and payment by federal funds must be received by Star Bank before 3:00 p.m. (Eastern time) on the following day. Orders are considered received after payment by check is converted into federal funds. This is normally the next business day after Star Bank receives the check.


For purchases by employees, individual investors, or through registered broker/dealers, requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is normally required in three business days.

Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

BY MAIL. To purchase shares of a Fund by mail, individual investors may send a check made payable to the Fund name (and class name for The Stellar Fund) to:
Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202.

Orders by mail are considered received after payment by check is converted by Star Bank into federal funds. This is normally the next business day after Star Bank receives the check.

EXCHANGING SECURITIES FOR FUND SHARES

The Funds may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of a Fund and a determination by a Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the particular Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. A Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by a Fund will be valued in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the Funds on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of a Fund, along with the securities.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder and dividend confirmations are sent to each shareholder to report dividends paid.

DIVIDENDS AND CAPITAL GAINS

With respect to U.S. Government Income Fund, dividends are declared daily and paid monthly. With respect to Strategic Income Fund, dividends are declared and paid monthly. Dividends and capital gains will be automatically reinvested in additional shares of one of these Funds on payment dates at net asset value, unless cash payments are requested by writing to the Fund or Star Bank.

With respect to The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund, dividends are declared and paid quarterly. Dividends and capital gains will be automatically reinvested in additional shares of one of these Funds on payment dates at the ex-dividend date at net asset value, unless cash payments are requested by writing to a Fund or Star Bank.

Capital gains realized by the Funds, if any, will be distributed once every twelve months.

EXCHANGE PRIVILEGE
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STAR FUNDS

All shareholders of each of the Funds are shareholders of the Star Funds. Star Funds currently consist of those Funds listed on the cover page of this prospectus. Until further notice, through a telephone exchange program, shareholders invested in the money market funds can exchange only among the other money market funds of the Trust, and shareholders invested in the non-money market funds can exchange only among certain other non-money market funds of the Trust. Each portfolio in the Star Funds is advised by Star Bank and distributed by Federated Securities Corp.

EXCHANGING SHARES

Shareholders of U.S. Government Income Fund, The Stellar Fund, Relative Value Fund, and Capital Appreciation Fund may exchange shares for shares of those other non-money market funds in the Star Funds which impose a front-end sales charge. In addition, shares in any of these Funds may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by Star Bank, N.A. ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, call Star Bank at 1-800-677-FUND. Shareholders who exercise this exchange privilege must exchange shares having a total net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Shares may be exchanged at net asset value, plus the difference between the Funds' sales charge (if any) already paid and any sales charge of the fund into which shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Shareholders of Strategic Income Fund and Growth Equity Fund may exchange shares of a Fund for shares of any fund in the Star Funds which imposes a contingent deferred sales charge. Shareholders who exercise this exchange privilege must exchange shares in either of these Funds having a total net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

A contingent deferred sales charge is not assessed in connection with an exchange of shares in either of these Funds for shares of Star Funds that impose contingent deferred sales charges. However, if the shareholder redeems shares within five years of the original purchase, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned shares will be measured from the date of original purchase and will not be affected by the exchange.

The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value.

Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling Star Bank at 1-800-677-FUND.
EXCHANGE-BY-TELEPHONE

Instructions for exchanges between funds which are part of the Star Funds may be given by telephone to Star Bank at 1-800-677-FUND or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) in order for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
-------------------------------------------------------------------------------

U.S. Government Income Fund, The Stellar Fund, Relative Value Fund, and Capital Appreciation Fund redeem shares at their net asset value next determined after Star Bank receives the redemption request. Strategic Income Fund and Growth Equity Fund redeem shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Star Bank receives the redemption request. (See "Contingent Deferred Sales Charge.") Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for the Funds can be made in person, by telephone through Star Bank, or by mail.

BY TELEPHONE. A shareholder who is a customer of Star Bank may redeem shares of the Fund by telephoning Star Bank at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at Star Bank or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Star Bank.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may also redeem shares by sending a written request to Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202. The written request must include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders may call a Fund for assistance in redeeming by mail.


  SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


  . a trust company or commercial bank whose deposits are insured by the
    BIF, which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or . any other "eligible guarantor institution" as defined in the Securities
    Exchange Act of 1934.

  The Funds do not accept signatures guaranteed by a notary public.

  The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming shares from Strategic Income Fund and Growth Equity Fund within five full years of the purchase date will be charged a contingent deferred sales charge by the Funds' distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:

      YEAR OF REDEMPTION                                   CONTINGENT DEFERRED
        AFTER PURCHASE                                        SALES CHARGE
      ------------------                                   -------------------
            Year 1                                                5.00%
            Year 2                                                4.00%
            Year 3                                                3.00%
            Year 4                                                2.00%
            Year 5                                                1.00%
            Year 6                                                0.00%


The contingent deferred sales charge will not be charged with respect to: (1) shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains and (2) shares held for more than five full years from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) shares of a Fund acquired through the reinvestment of dividends and long-term capital gains; (2) shares of a Fund held for more than five full years from the date of purchase; and (3) shares of a Fund held for fewer than five full years on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of shares of a Fund for shares of certain other Star Funds that are also subject to contingent deferred sales charges as described in this prospectus under the section entitled "Exchanging Shares." Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions. (See "Elimination of Contingent Deferred Sales Charge.")

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by shares of a Fund in shareholder accounts that do not comply with the minimum balance requirements. The exemption from the contingent deferred sales charge for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Shares of a Fund purchased by the following entities are not subject to the contingent deferred sales charge to the extent that no payment was advanced for purchases made by such entities: (a) private banking or Star Bank Connections Group banking customers of StarBanc Corporation and its subsidiaries; (b) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to Strategic Income Fund or Growth Equity Fund, or any correspondent bank of Star Bank and members of their families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees;
(c) trust customers of StarBanc Corporation and its subsidiaries and correspondent banks of Star Bank when investing non-trust assets; (d) certain non-trust customers of correspondent banks of Star Bank; and (e) non-trust customers of financial advisers.

Strategic Income Fund or Growth Equity Fund reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any shares of a Fund purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Funds' prospectus at the time of purchase of Fund shares. If a shareholder making a redemption qualified for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders invested in shares of the Funds may engage in a Systematic Withdrawal Plan. Under this plan, accounts may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1.50% per month or 4.50% per quarter of the total net asset value of the shares in the account when the Systematic Withdrawal Plan is opened. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of a Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in a Fund. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of a Fund while participating in this plan.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of January 10, 1996, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of more than 25% of the outstanding shares of the designated Fund: 8,544,293 shares (77.47%) of U.S. Government Income Fund; 3,454,058 shares (68.57%) of Strategic Income Fund; 3,627,049 shares (69.72%) of The Stellar Fund--Trust Shares; 6,883,193 shares (74.78%) of Relative Value Fund; 3,107,060 shares (77.81%) of Growth Equity Fund; 3,869,226 shares (76.37%) of Capital Appreciation Fund; and therefore, may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.


EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end management investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Funds' investment adviser, Star Bank, is subject to such banking laws and regulations.

Star Bank believes that it may perform the investment advisory services for any Fund contemplated by its advisory agreements with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Star Bank from continuing to perform all or a part of the above services for its customers and/or a Fund.

In such event, changes in the operation of a Fund may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Star Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Star Bank is found) as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Each Fund will provide detailed tax information for reporting purposes.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------
From time to time, each Fund may advertise its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund or class after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund or class is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by a Fund or class over a thirty-day period by the maximum offering price per share of a Fund or class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by a Fund or class and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to U.S. Government Income Fund, Relative Value Fund, and Capital Appreciation Fund, and Investment Shares of The Stellar Fund, the performance information normally reflects the effect of the maximum sales load which, if excluded, would increase the total return and yield. Occasionally, performance information which does not reflect the effect of the sales load may be quoted in advertising.

With respect to Strategic Income Fund and Growth Equity Fund, the performance information normally reflects the effect of non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return and yield.

With respect to The Stellar Fund, total return and yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to a Rule 12b-1 fee, the total return and yield for Trust Shares, for the same period, will exceed that of Investment Shares.


From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.


ADDRESSES
--------------------------------------------------------------------------------

               Star U.S. Government Income Fund
               Star Strategic Income Fund
               The Stellar Fund
               Star Relative Value Fund
               Star Growth Equity Fund                    Federated Investors Tower
               Star Capital Appreciation Fund             Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Distributor
               Federated Securities Corp.                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Investment Adviser
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
-------------------------------------------------------------------------------------------------
Custodian
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
-------------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent,
 and Portfolio Accounting Services
               Federated Services Company                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Independent Public Accountants
               Arthur Andersen LLP                        2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222
-------------------------------------------------------------------------------------------------


                                         STAR FUNDS STOCK AND BOND FUNDS
                                         COMBINED PROSPECTUS

                                         Diversified Portfolios of the Star
                                         Funds, an Open-End, Management
                                         Investment Company

                                         . Star U.S. Government Income Fund
                                         . Star Strategic Income Fund
                                         . The Stellar Fund
                                         . Star Relative Value Fund
                                         . Star Growth Equity Fund
                                         . Star Capital Appreciation Fund

                                         March 31, 1995




                                         --------------------------------------
[LOGO] FEDERATED SECURITIES CORP.          STAR BANK, N.A. INVESTMENT ADVISER
       --------------------------        --------------------------------------
       Distributor                              FEDERATED SECURITIES CORP.
       A subsidiary of FEDERATED INVESTORS              Distributor
                                         --------------------------------------
       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       G00522-02 (3/95)
STAR FUNDS
MONEY MARKET FUNDS
PORTFOLIOS OF THE STAR FUNDS

PROSPECTUS

The shares offered in this prospectus represent interests in the Star Tax-Free Money Market Fund and Star Treasury Fund (individually referred to as the "Fund" or collectively as the "Funds"), portfolios of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of the following eight separate diversified investment portfolios, each having a distinct investment objective and policies.

      Money Market Funds

              . Star Tax-Free Money Market Fund
              . Star Treasury Fund

      Stock and Bond Funds

              . Star U.S. Government Income Fund
              . Star Strategic Income Fund
              . The Stellar Fund
              . Star Relative Value Fund
              . Star Growth Equity Fund
              . Star Capital Appreciation Fund


This prospectus relates only to the Star Tax-Free Money Market Fund and Star Treasury Fund and contains the information you should read and know before you invest in either of these Funds. Keep this prospectus for future reference.
AN INVESTMENT IN EITHER OF THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF STAR BANK, N.A., OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY STAR BANK, N.A., OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.


The Trust has also filed separate Statements of Additional Information for each Fund dated January 31, 1996, with the Securities and Exchange Commission. The information contained in each Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about a Fund by writing to the Fund or by calling (513) 632-5547.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                            1
-------------------------------------
SUMMARY OF FUND EXPENSES            2
-------------------------------------

FINANCIAL HIGHLIGHTS                3
-------------------------------------
OBJECTIVE AND INVESTMENT POLICIES OF
EACH FUND                           5
-------------------------------------
 General                            5
 Tax-Free Money Market Fund         5
  Acceptable Investments            5
   Participation Interests          6
   Municipal Leases                 6
  Variable Rate Demand Notes        6
  Ratings                           6
  Credit Enhancement                7
  Demand Features                   7
  Restricted and Illiquid
 Securities                         7
  Investing in Securities of Other
     Investment Companies           7
  Temporary Investments             7
  Municipal Securities              8
  Investment Risks                  8
 Treasury Fund                      8
  Acceptable Investments            8
  Reverse Repurchase Agreements     8
 Common Investment Techniques of the
   Funds                            9
  Repurchase Agreements             9
  When-Issued and Delayed Delivery
     Transactions                   9
  Regulatory Compliance             9
 Investment Limitations             9
STAR FUNDS INFORMATION             10
-------------------------------------
 Management of the Trust           10
  Board of Trustees                10
  Investment Adviser               10
   Advisory Fees                   10
   Adviser's Background            10
 Distribution of Fund Shares       11
  Distribution Plan                11
  Administrative Arrangements      11
 Administration of the Funds       12
  Administrative Services          12
  Custodian                        12
  Transfer Agent, Dividend
     Disbursing Agent, and Portfolio
     Accounting Services           12
  Independent Public Accountants   12
NET ASSET VALUE                    12
-------------------------------------
INVESTING IN THE FUNDS             12
-------------------------------------
 Minimum Investment Required       12
 What Shares Cost                  12
 Share Purchases                   13
  Through Star Bank                13
  Through Shareholder Service
     Organizations                 13
  Via a Sweep Account              13
 Shareholder Service Organizations 13
 Exchanging Securities for Fund
 Shares                            13
 Certificates and Confirmations    14
 Dividends                         14
 Capital Gains                     14
EXCHANGE PRIVILEGE                 14
-------------------------------------
 Exchanging Shares                 14
 Exchange-By-Telephone             15
REDEEMING SHARES                   15
-------------------------------------
  By Telephone                     15
  Automatic Redemptions            15
 Checkwriting Privilege            16
 Accounts with Low Balances        16
SHAREHOLDER INFORMATION            16
-------------------------------------
 Voting Rights                     16
EFFECT OF BANKING LAWS             16
-------------------------------------
TAX INFORMATION                    17
-------------------------------------
 Federal Income Tax                17
 Tax-Free Money Market Fund--
Additional   Tax Information       17
  State and Local Taxes            18
PERFORMANCE INFORMATION            18
-------------------------------------
ADDRESSES                          19
-------------------------------------
SYNOPSIS
-------------------------------------------------------------------------------

The Trust, an open-end, diversified management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

The Funds are designed primarily for customers, correspondents, or affiliates of Star Bank, N.A., as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to either short-term municipal securities or U.S. Treasury obligations.

This prospectus relates to the shares of the following two Funds:

  . Star Tax-Free Money Market Fund ("Tax-Free Money Market Fund")--seeks to provide current income exempt from federal regular income tax consistent with stability of principal. Tax-Free Money Market Fund pursues this objective by investing in a diversified portfolio of short-term municipal securities.
  . Star Treasury Fund ("Treasury Fund")--seeks to achieve stability of principal and current income consistent with stability of principal. Treasury Fund pursues this objective by investing exclusively in short-term U.S. Treasury obligations.

For information on how to purchase shares of either of the Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family) is required for each Fund. Shares of each Fund are sold and redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." Star Bank, N.A., is the investment adviser to the Funds.


SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                                                        Star Tax-Free    Star
                                                        Money Market   Treasury
                                                            Fund         Fund
                                                        ------------   --------
                  SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)...................     None        None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)...................     None        None
Contingent Deferred Sales Charge (as a percentage of
original
 purchase price or redemption proceeds, as applicable).     None        None
Redemption Fee (as a percentage of amount redeemed, if
applicable)............................................     None        None
Exchange Fee...........................................     None        None
                   ANNUAL FUND OPERATING EXPENSES
              (As a percentage of average net assets)
Management Fee (after waiver) (1)......................     0.40%       0.50%
12b-1 Fees (2).........................................     0.00%       0.00%
Total Other Expenses...................................     0.26%       0.21%
  Shareholder Servicing Fee (3)................. 0.03%
    Total Fund Operating Expenses (after waiver) (4)...     0.66%       0.71%


(1) The management fee of the Tax-Free Money Market Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.55%.

(2) As of the date of this prospectus, the Funds are not paying or accruing 12b-1 fees. The Funds can pay up to 0.25% of their average daily net assets as a 12b-1 fee to the distributor. Trust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Trust" class of shares of the Funds (which would not have a 12b-1 Plan) is created and trust and investment agency clients' investments in the Funds are converted to such Trust class.

(3) The Funds can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.04% of average daily net assets.

(4) The Total Fund Operating Expenses of the Tax-Free Money Market Fund would have been 0.81% absent the voluntary waiver described in Note 1.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "STAR FUNDS INFORMATION."

EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                          Star Tax-Free   Star
                                                          Money Market  Treasury
                                                              Fund        Fund
                                                          ------------- --------
1 Year...................................................      $ 7        $ 7
3 Years..................................................      $21        $23
5 Years..................................................      $37        $40
10 Years.................................................      $82        $88


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


STAR TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                       YEAR ENDED NOVEMBER 30,
                             ------------------------------------------------
                               1995      1994      1993      1992    1991(A)
---------------------------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING
 OF PERIOD                     $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
---------------------------
INCOME FROM INVESTMENT OP-
 ERATIONS
---------------------------
 Net investment income           0.03      0.02      0.02      0.03      0.03
---------------------------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS
---------------------------
 Distributions from net
 investment income              (0.03)    (0.02)    (0.02)    (0.03)    (0.03)
---------------------------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PE-
 RIOD                          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
---------------------------    ------    ------    ------    ------    ------
TOTAL RETURN(B)                  3.32%     2.15%     1.91%     2.59%     2.84%
---------------------------
RATIOS TO AVERAGE NET AS-
 SETS
---------------------------
 Expenses                        0.66%     0.65%     0.65%     0.66%     0.55%*
---------------------------
 Net investment income           3.26%     2.12%     1.90%     2.54%     3.95%*
---------------------------
 Expense
 waiver/reimbursement (c)        0.15%     0.15%     0.40%     0.40%     0.48%*
---------------------------
SUPPLEMENTAL DATA
---------------------------
 Net assets, end of period
 (000 omitted)               $167,356  $135,427  $135,022  $144,487  $113,731
---------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from March 15, 1991 (date of initial public investment) to November 30, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


STAR TREASURY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 12, 1996, on the Fund's Financial Statements for the year ended November 30, 1995, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                            YEAR ENDED NOVEMBER 30,
                         --------------------------------------------------------------------
                           1995      1994      1993      1992      1991      1990    1989(A)
-----------------------  --------  --------  --------  --------  --------  --------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income       0.05      0.03      0.03      0.03      0.06      0.07      0.05
-----------------------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income          (0.05)    (0.03)    (0.03)    (0.03)    (0.06)    (0.07)    (0.05)
-----------------------   -------   -------   -------   -------   -------   -------   -------
NET ASSET VALUE, END OF
 PERIOD                    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------    ------    ------    ------    ------    ------    ------    ------
TOTAL RETURN(B)              5.23%     3.30%     2.56%     3.41%     5.72%     7.72%     5.36%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                    0.71%     0.70%     0.70%     0.71%     0.71%     0.73%     0.77%*
-----------------------
 Net investment income       5.14%     3.24%     2.53%     3.33%     5.51%     7.44%     8.28%*
-----------------------
 Expense waiver/
 reimbursement (c)             --        --      0.25%     0.25%     0.10%     0.03%     0.01%*
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of pe-
 riod
 (000 omitted)           $654,963  $358,766  $386,020  $346,508  $307,278  $226,519  $174,062
-----------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1989 (date of initial public investment) to November 30, 1989.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


OBJECTIVE AND INVESTMENT POLICIES OF EACH FUND
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The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

The investment policies and limitations described cannot be changed without the approval of a majority of a Fund's shares, except as noted. Additional information about investment limitations, strategies that either of the Funds may employ, and certain investment policies mentioned below appear in the "Common Investment Techniques of the Funds" section of this prospectus and in each Fund's Statement of Additional Information.
GENERAL

The Money Market Funds intend to limit their investments by operating in a manner consistent with Rule 2a-7, as amended, under the Investment Company Act of 1940. Rule 2a-7 permits the Funds to utilize the amortized cost method of valuation in order to offer their shares at a net asset value of $1.00 per share. (See also the section in each Fund's Statement of Additional Information entitled "Determining Net Asset Value.") Rule 2a-7 imposes certain risk-limiting conditions on the Funds which, in some instances, restrict a Fund's investment policies. These risk-limiting conditions include the following:

  . The Funds must limit their investments to "Eligible Securities," as defined under Rule 2a-7, and which the Funds' adviser has determined present minimal credit risks under guidelines adopted by the Trust's Board of Trustees ("Trustees").
  . Treasury Fund must limit investments in "Second Tier Securities," as defined under Rule 2a-7, to 5% of its total assets and to 1% of its total assets in the securities of a single Second Tier issuer.
  . The Funds may invest without limit in "First Tier Securities," as defined under Rule 2a-7, subject to the Funds' issuer diversification limitation. In addition, the portfolio investments of each Fund must have a maturity of 397 days or less from the time of purchase by a Fund, although securities owned pursuant to a repurchase agreement and certain adjustable interest rate instruments may bear longer maturities. The dollar-weighted average maturity of each Fund's portfolio must not exceed 90 days. A Fund's yield and, under unusual circumstances, the value of its portfolio securities may be affected by changes in interest rates.

For a description of the ratings of nationally recognized statistical rating organizations (individually, an "NRSRO") utilized in managing each Fund's investments, see the Appendix to each Fund's Statement of Additional Information, if any.

TAX-FREE MONEY MARKET FUND

The investment objective of Tax-Free Money Market Fund is current income exempt from federal regular income tax consistent with stability of principal. Federal regular income tax refers to normal income tax that most U.S. taxpayers compute and pay each year and does not include the federal alternative minimum tax for individuals or corporations. Interest income of the Fund that is exempt from federal regular income tax retains its tax-free status when distributed to the Fund's shareholders. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and not subject to the alternative minimum tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless otherwise indicated, the investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

The Fund pursues this investment objective by investing in a portfolio of short-term municipal securities.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

  . tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
  . bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
  . municipal commercial paper and other short-term notes;
  . variable rate demand notes;
  . municipal bonds (including bonds having serial maturities and pre-
    refunded bonds) and leases;
  . construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and
  . participation, trust and partnership interests in any of the foregoing obligations.

  PARTICIPATION INTERESTS. The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

  MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

  In determining the liquidity of municipal lease securities, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

  VARIABLE RATE DEMAND NOTES. Variable rate demand notes are Municipal Securities. These variable rate demand notes have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually) and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

RATINGS. The securities in which the Fund is permitted to invest are rated in the highest short-term rating category by one or more NRSRO or are of comparable quality to securities having such ratings. A NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category.

The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

The Fund may also purchase bonds which have no short-term ratings but which have long-term ratings by NRSROs in the two highest rating categories. The Fund has the ability but no present intention of investing in Municipal Securities that are rated MIG2 or VMIG2 by Moody's, FIN-2 by Fitch, or A-2 or SP-2 by S&P and tax-exempt commercial paper that is rated P-2 by Moody's, A-2 by S&P, or F-2 by Fitch, or securities which are not rated but are deemed to be of comparable quality. Shareholders of the Fund will be notified should the Fund decide to invest in these securities.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit, or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer.

The Fund will treat credit-enchanced securities as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed, or otherwise credit-enchanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer.

The bankruptcy, receivership, or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are considered liquid. To the extent that restricted securities or municipal leases are found not to be liquid, the Fund will limit their purchase, together with other securities considered not to be liquid, to 10% of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund may only invest in the securities of other investment companies that are money market funds having investment objectives and policies similar to its own and primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser to the Fund will waive its investment advisory fee on that portion of its assets invested in securities of open-end investment companies. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

TEMPORARY INVESTMENTS. From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term temporary investments. Interest income from temporary investments may be taxable to shareholders as ordinary income. These temporary investments include: obligations issued by or on behalf of municipal or corporate issuers having the same quality and maturity characteristics as Municipal Securities purchased by the Fund; marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or other depository institutions which have capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; repurchase agreements; and prime commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch, and other short-term credit instruments.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS. Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due.

TREASURY FUND

The investment objective of Treasury Fund is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

The Fund pursues its investment objective by investing in a portfolio consisting exclusively of short-term U.S. Treasury obligations. The Fund may purchase these securities pursuant to repurchase agreements.

ACCEPTABLE INVESTMENTS. The short-term U.S. Treasury obligations in which the Fund invests are issued by the U.S. government and are fully guaranteed as to principal and interest by the United States. They mature in 397 days or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within 397 days from the date of acquisition. The Fund may also retain Fund assets in cash.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration, plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

COMMON INVESTMENT TECHNIQUES OF THE FUNDS

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Funds and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition.

The Funds or their custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Funds may purchase short-term U.S. government obligations, Municipal Securities, and U.S. Treasury obligations, respectively, on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date. The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

REGULATORY COMPLIANCE. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and in each Fund's Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, as amended. In particular, the Funds will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a Fund's total assets in the securities of any one issuer, exclusive of U.S. government securities and repurchase agreements fully collateralized thereby, although the Fund's investment limitations only requires such 5% diversification with respect to 75% of its assets. Tax-Free Money Market Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. Tax-Free Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.

INVESTMENT LIMITATIONS

Tax-Free Money Market Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities of one issuer (except cash, cash items, repurchase agreements collateralized by U.S. government securities and U.S. government obligations). The remaining 25% of its total assets may be invested in a single issuer if the investment adviser believes such a strategy is prudent.


Treasury Fund will not:

  . borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitations can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Tax-Free Money Market Fund will not:

  . invest more than 5% of the value of its total assets in industrial revenue bonds where the payment of principal and interest is the responsibility of companies (or guarantors, if applicable) that have records of less than three years of continuous operations, including the operation of any predecessor; or
  . invest more than 10% of its net assets in illiquid securities, including restricted securities which the adviser believes cannot be sold within seven days, municipal leases not determined by the Trustees to be liquid, and repurchase agreements providing for settlement in more than seven days after notice.

Treasury Fund will not:

  . commit more than 10% of its net assets to illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice.

STAR FUNDS INFORMATION
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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from each Fund.

  ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50 of 1% of Treasury Fund's average daily net assets and 0.55 of 1% of Tax-Free Money Market Fund's average daily net assets. The Adviser has undertaken to reimburse each Fund, up to the amount of its advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse one or all of the Funds for certain operating expenses.


  ADVISER'S BACKGROUND. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. As of December 31, 1994, Star Bank had an asset base of $9.6 billion.

  Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $21.6 billion as of December 31, 1995.

  Star Bank has managed commingled funds since 1957. As of December 31, 1995, it manages 9 common trust funds and collective investment funds having a market value in excess of $279 million. Additionally, Star Bank has advised the portfolios of the Trust since 1989.


  As part of their regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), each Fund will pay to Federated Securities Corp. an amount computed at an annual rate of 0.25 of 1% of the average daily net asset value of its shares to finance any activity which is principally intended to result in the sale of its shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel (including clerical, supervisory, and computer) as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding each Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds reasonably request.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of the Funds' shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of each Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. The current annual rate of such fees is up to
0.30 of 1% for each Fund. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made here are in addition to any payments made under the Funds' Rule 12b-1 Distribution Plan or Shareholder Services Plan.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

             MAXIMUM                           AVERAGE AGGREGATE DAILY NET
        ADMINISTRATIVE FEE                        ASSETS OF THE TRUST
        ------------------                     ---------------------------
            .150 of 1%                     on the first $250 million
            .125 of 1%                     on the next $250 million
            .100 of 1%                     on the next $250 million
            .075 of 1%                     on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily waive a portion of its fee.


SHAREHOLDER SERVICES PLAN. Under the terms of the Shareholder Services Agreement with Star Bank, N.A. each Fund will pay Star Bank, N.A. up to 0.25 of 1% of average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing fee to 0.04% of average daily net assets. The fee is to obtain certain services for shareholders and to maintain shareholder accounts.

CUSTODIAN. Star Bank, N.A., Cincinnati, Ohio, is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.


TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING
SERVICES. Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

NET ASSET VALUE
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The Funds attempt to stabilize the net asset value of their shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities of a Fund from that Fund's total assets and dividing the remainder by the number of that Fund's shares outstanding. A Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

INVESTING IN THE FUNDS
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MINIMUM INVESTMENT REQUIRED


The minimum initial investment in either of the Funds by an investor is $5,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with a Fund. Accounts established through a Shareholder Service Organization may be subject to a smaller minimum investment. (See "Shareholder Service Organizations.") Shareholders purchasing through sweep accounts should refer to their sweep agreement or other account agreement for required investment minimums.


WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by any of the Funds.


The net asset value is determined at 12:00 noon and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business. A customer of Star Bank may purchase shares of a Fund through Star Bank. Texas residents should purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.


THROUGH STAR BANK. To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person.


Payment may be made to Star Bank either by check or federal funds. Orders are considered received after payment by check is converted into federal funds and received by Star Bank. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank. Purchase orders must be telephoned to Star Bank by 10:30 a.m. (Eastern time) and payment by federal funds must be received by Star Bank before 3:00 p.m. (Eastern time) on the same day as the order to earn dividends for that day. Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.
THROUGH SHAREHOLDER SERVICE ORGANIZATIONS. To purchase shares of the Funds for an investor, the relevant Shareholder Service Organization, as defined below, must open an account by calling Star Bank at 1-800-677-FUND. Information needed to establish the account will be taken over the telephone. The Funds reserve the right to reject any purchase request.


VIA A SWEEP ACCOUNT. If you are investing in any of the Funds as part of a sweep program, automatic purchases and redemptions will be made by Star Bank or by the relevant Shareholder Service Organization on your behalf pursuant to your sweep or other account agreement. You should refer to your sweep or other account agreement for information on the frequency of automatic purchases and redemptions and statement and confirmation schedules.

SHAREHOLDER SERVICE ORGANIZATIONS

"Shareholder Service Organizations" are non-affiliated banks and broker/dealers who provide certain support and/or distribution services to their customers who are the beneficial owners of the Funds' shares. The services provided by Shareholder Service Organizations are fully discussed in the account agreement between the Shareholder Service Organization and its customers but generally include assisting customers in processing purchase, exchange, and redemption requests.

Shareholder Service Organizations are responsible for prompt transmission of orders. These Service Organizations are the record owners of the shares of the Funds. Shareholder Service Organizations may charge their customers for services relating to their investment in the Funds. This prospectus should, therefore, be read together with any account agreement between the customer and the Shareholder Service Organization with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.
EXCHANGING SECURITIES FOR FUND SHARES

The Funds may accept securities in exchange for Fund shares. Each Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and its Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by a Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued.

Monthly confirmations are sent to report transactions such as purchases and redemptions, as well as dividends, paid during the month.

Since any Shareholder Service Organization will maintain a master account with the Funds, investors purchasing through those institutions will not receive confirmations from Federated Services Company. Confirmations will be mailed by the relevant Shareholder Service Organization.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested in additional shares of the Fund on payment dates unless cash payments are requested by writing to the Fund or Star Bank, as appropriate. Share purchase settlements received by Star Bank before 3:00 p.m. (Eastern time) earn dividends that day.

Shareholders investing in any of the Funds through a Shareholder Service Organization should consult their account agreement with their Shareholder Service Organization concerning any applicable dividend payment options.

CAPITAL GAINS

If any of the Funds experience capital gains, it could result in an increase in dividends for that Fund. Capital losses could result in a decrease in dividends for that Fund. If for some extraordinary reason any of the Funds realize net long-term capital gains, that Fund will distribute them at least once every 12 months.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

All shareholders of the Funds are shareholders of the Star Funds. Star Funds currently consist of those Funds listed on the cover page of this prospectus. Until further notice, through a telephone exchange program, shareholders invested in the money market funds can exchange only among the other money market funds of the Trust, and shareholders invested in the non-money market funds can exchange only among certain other non-money market funds of the Trust. Each portfolio in the Star Funds is advised by Star Bank and distributed by Federated Securities Corp.

EXCHANGING SHARES

Shareholders of one Fund may exchange shares of that Fund for shares of the other Fund at net asset value. In addition, shares of a Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by Star Bank, N.A. ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, please call Star Bank, N.A. at the telephone number listed on the front cover. Shareholders investing through a sweep account may not exercise this privilege.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Accounts established through a Shareholder Service Organization may be subject to a smaller minimum exchange investment, and shareholders should consult their account agreement with their Shareholder Service Organization for information and procedures on effecting exchanges. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the Fund into which an exchange is to be effected.

Shares may be exchanged at net asset value.

The exchange privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value.


Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling Star Bank at 1-800-677-FUND.


EXCHANGE-BY-TELEPHONE


Instructions for exchange between funds which are part of the Star Funds may be given by telephone to Star Bank at 1-800-677-FUND or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.


Telephone exchange instructions must be received before 3:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Funds redeem shares at their net asset value next determined after Star Bank receives the redemption request. Redemptions will be made on days on which the Funds compute their net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption can be made in person or by telephone through Star Bank.

Shareholders establishing accounts through a Shareholder Service Organization should consult their account agreement for information on redeeming shares.


BY TELEPHONE. A shareholder who is a customer of Star Bank may redeem shares of a Fund by telephoning Star Bank at 1-800-677-FUND. The minimum amount that may be redeemed in this manner is $250. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 10:30 a.m. (Eastern time), proceeds will normally be wired the same day to the shareholder's account at Star Bank or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared that day. For calls received by Star Bank after 10:30 a.m. (Eastern time), proceeds will normally be wired or a check mailed the following business day. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If at any time any or all of the Funds shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting any of the Funds to accept telephone requests must first be completed. Authorization forms and information on this service are available from Star Bank.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.
If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

AUTOMATIC REDEMPTIONS. Shareholders investing through a sweep account may be subject to automatic redemptions when their relevant deposit account falls below the required minimum. Shareholders should refer to their sweep agreement for details.


CHECKWRITING PRIVILEGE

You can redeem shares of the Star Tax-Free Money Market Fund or the Star Treasury Fund by writing a check in the amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form, which you can obtain from Star Funds. The Fund will then provide you with the checks. Your check is treated as a redemption order for Fund shares equal to the amount of the check. A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds." Shares purchased by check or through Automated Clearing House (ACH) cannot be redeemed for 7 days. Checks written on these shares will be returned and marked "uncollected funds." Checks cannot be used to close your Fund account balance.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Shareholders establishing accounts through a Shareholder Service Organization should consult their account agreement for information regarding accounts with low balances. Shareholders who purchase shares via a sweep account are not subject to an investment minimum.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that only shares of the Fund are entitled to vote on matters affecting only the Fund. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances. With respect to Tax-Free Money Market Fund, Star Bank, N.A., Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of 179,682,096 Shares (99.78%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders. With respect to Treasury Fund, Star Bank, N.A., Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of 575,877,915 shares (92.18%) of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.


EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. The Funds' investment adviser, Star Bank, is subject to such banking laws and regulations.

Star Bank believes that it may perform the investment advisory services for the Funds contemplated by its advisory agreements with the Trust without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent Star Bank from continuing to perform all or a part of the above services for its customers and/or the Funds. In such event, changes in the operation of one or more of the Funds may occur, including the possible alteration or termination of any automatic or other Fund share investment and redemption services then being provided by Star Bank, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that the Funds' shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Star Bank is found) as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because they expect to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Funds will each be treated as a single, separate entity for federal income tax purposes so that income (including capital gains, if any) and losses realized by one Fund will not be combined for tax purposes with those realized by the other Funds.

Unless otherwise exempt, shareholders of Treasury Fund are required to pay federal income tax on any dividends and other distributions, including capital gains distributions (if any), received. This applies whether dividends and distributions are received in cash or as additional shares. The Funds will provide detailed tax information for reporting purposes.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

TAX-FREE MONEY MARKET FUND--ADDITIONAL TAX INFORMATION

Shareholders of Tax-Free Money Market Fund are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds are included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the adjusted gross income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. Tax-Free Money Market Fund may purchase all types of municipal bonds, including "private activity" bonds. Thus, while the Fund has no present intention of purchasing any private activity bonds, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, all dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally include the full amount of any Fund dividend and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of Tax-Free Money Market Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES. Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time the Money Market Funds advertise yield and effective yield. In addition, Tax-Free Money Market Fund may advertise tax-equivalent yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

For the Tax-Free Money Market Fund, the tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate.

Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

               Star Tax-Free Money Market Fund            Federated Investors Tower
               Star Treasury Fund                         Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Distributor
               Federated Securities Corp.                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Investment Adviser
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
-------------------------------------------------------------------------------------------------
Custodian
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
-------------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent,
 and Portfolio Accounting Services
               Federated Services Company                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
-------------------------------------------------------------------------------------------------
Independent Public Accountants
               Arthur Andersen LLP                        2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222
-------------------------------------------------------------------------------------------------


                                         STAR FUNDS
                                         MONEY MARKET FUNDS

                                         PROSPECTUS


                                         January 31, 1996






[LOGO] FEDERATED SECURITIES CORP.           --------------------------------
       --------------------------                    STAR BANK, N.A.
       Distributor                                 Investment Adviser
       A subsidiary of FEDERATED INVESTORS  ---------------------------------
                                                 FEDERATED SECURITIES CORP.
       FEDERATED INVESTORS TOWER                      Distributor
       PITTSBURGH, PA 15222-3779             ---------------------------------


       CUSIP 854911302
       CUSIP 854911104
       2010907A (1/96)





                        STAR CAPITAL APPRECIATION FUND
                       (A PORTFOLIO OF THE STAR FUNDS)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds of the Star Funds dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to the Star Capital Appreciation Fund (the "Fund") or call 1-800-677-FUND.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                         Statement dated January 31, 1996
STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor



GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 CONVERTIBLE SECURITIES          1
 WARRANTS                        2
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   3
 REPURCHASE AGREEMENTS           3
 RESTRICTED AND ILLIQUID SECURITIES
                                 4
 FUTURES AND OPTIONS TRANSACTIONS4
 FUTURES CONTRACTS               5
 "MARGIN" IN FUTURES TRANSACTIONS6
 PUT OPTIONS ON FINANCIAL FUTURES
  CONTRACTS                      6
 CALL OPTIONS ON FINANCIAL AND STOCK
  INDEX FUTURES CONTRACTS        7
 STOCK INDEX OPTIONS             8
 OVER-THE-COUNTER OPTIONS        9
 REVERSE REPURCHASE AGREEMENTS   9
 PORTFOLIO TURNOVER             10
INVESTMENT LIMITATIONS          10

STAR FUNDS MANAGEMENT           15

 FUND OWNERSHIP                 23
 OFFICERS AND TRUSTEES COMPENSATION
                                23
 TRUSTEE LIABILITY              25
INVESTMENT ADVISORY SERVICES    25

 ADVISER TO THE FUND            25



 ADVISORY FEES                  25
BROKERAGE TRANSACTIONS          26

ADMINISTRATIVE SERVICES         27

CUSTODIAN                       27

PURCHASING SHARES               28

 DISTRIBUTION PLAN              28
 ADMINISTRATIVE ARRANGEMENTS    29
 SHAREHOLDER SERVICES PLAN      29
 CONVERSION TO FEDERAL FUNDS    29
DETERMINING NET ASSET VALUE     29

 DETERMINING MARKET VALUE OF
  SECURITIES                    30
 TRADING IN FOREIGN SECURITIES  31
EXCHANGE PRIVILEGE              31

 REQUIREMENTS FOR EXCHANGE      31
 MAKING AN EXCHANGE             31
REDEEMING SHARES                32

 REDEMPTION IN KIND             32
 MASSACHUSETTS PARTNERSHIP LAW  32
TAX STATUS                      33

 THE FUND'S TAX STATUS          33
 FOREIGN TAXES                  33
 SHAREHOLDERS' TAX STATUS       34
  CAPITAL GAINS                 34
TOTAL RETURN                    34



YIELD                           35

PERFORMANCE COMPARISONS         35

 FINANCIAL STATEMENTS           36
APPENDIX                        37



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of the Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to maximize capital appreciation. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
CONVERTIBLE SECURITIES
Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. The Fund will not invest more than



5% of the value of its total assets in warrants. No more than 2% of this 5% may be in warrants which are not listed on the New York or American Stock Exchanges. Warrants required in units or attached to securities may be deemed to be without value for purposes of this policy.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.
No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.



RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.
FUTURES CONTRACTS
The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.



Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.
The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
STOCK INDEX OPTIONS
The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Fund's adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal year ended November 30, 1995, and for the period from June 13, 1994 (date of initial public investment) to November 30, 1994, the Fund's portfolio turnover rates were 144% and 36%, respectively. INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.



  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and
     (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).
The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.



  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.



  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets, and (4) will limit investment in warrants to 5% of its net assets. No more than 2% will be in warrants which are not listed on the New York or American Stock Exchanges. Also, to comply with certain state restrictions, the Fund will limit its investment in restricted securities to 5% of total assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Star Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .



Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee



Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee



Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer



Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory



Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA



Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.



* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran



Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:
Firstcinco, Cincinnati, Ohio, owned approximately 3,869,226 shares (76.37%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE
POSITION WITH         COMPENSATION FROM
TRUST                 TRUST*#


John F. Donahue,         $ -0-
Chairman and Trustee

Thomas G. Bigley,        $1,852.00
Trustee

John T. Conroy, Jr.,     $2,009.00
Trustee

William J. Copeland,     $2,009.00



Trustee

James E. Dowd,           $2,009.00
Trustee

Lawrence D. Ellis, M.D., $1,852.00
Trustee

Edward L. Flaherty, Jr., $2,009.00
Trustee

Edward C. Gonzales,      $ -0-
President and Trustee

Peter E. Madden,         $1,852.00
Trustee

Gregor F. Meyer,         $1,852.00
Trustee

John E. Murray, Jr., J.D., S.J.D.       $ -0-

Trustee

Wesley W. Posvar,        $1,852.00
Trustee

Marjorie P. Smuts,       $1,852.00
Trustee



* Information is furnished for the fiscal year ended November 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Because of internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.
Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended November 30, 1995, and for the period from May 16, 1994 (start of business) to November 30, 1994, the Fund's Adviser earned $99,048 and $408,302, respectively.



  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1995, and for the period from May 16, 1994 (start of business) to November 30, 1994, the Fund paid total brokerage commissions of $239,676, and $33,050, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the year ended November 30, 1995, and for the period from May 16, 1994 (start of business) to November 30, 1994, the Fund incurred administrative service fees of $52,388 and $23,288, respectively, of which $5,242 and $10,739, were voluntarily waived.
CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares of the Fund are sold at their net asset value plus a sales charge, if any, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-
laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds."
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.



ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.



DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if applicable;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.



TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.



REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.
TOTAL RETURN

For the year ended November 30, 1995 and for the period from June 13, 1994 (date of initial public investment) to November 30, 1994, the average annual total returns for the Fund were 12.05% and 9.20%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.



YIELD

The Fund's yield for the thirty-day period ended November 30, 1995, was (0.20)%.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.



Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth" category in advertising and sales literature.
   o STANDARD & POOR'S DAILY STOCK PRICE INDICES OF 500 AND 400 COMMON STOCKS are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestments of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales load.
FINANCIAL STATEMENTS
The financial statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1995. A copy of the Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address located on the back cover of the Stock and Bond Funds Combined Prospectus or by calling 1-800-677-FUND.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-):--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
NR--Not rated by Moody's.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-
1+."
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market posititions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation;



and well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM RATINGS
F-1+--EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--VERY STRONG CREDIT QUALITY. Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 ratings.
854911807
4041408B (1/96)


                            STAR GROWTH EQUITY FUND
                       (A PORTFOLIO OF THE STAR FUNDS)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to Star Growth Equity Fund (the "Fund") or call 1-800-677-FUND.
   Federated Investors Tower



   Pittsburgh, Pennsylvania 15222-3779
                         Statement dated January 31, 1996
STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor



GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 Portfolio Turnover             10
INVESTMENT LIMITATIONS          11

STAR FUNDS MANAGEMENT           16

 Fund Ownership                 25
 Officers and Trustees Compensation
                                25
 Trustee Liability              27
INVESTMENT ADVISORY SERVICES    27

 Adviser To The Fund            27
 Advisory Fees                  27
BROKERAGE TRANSACTIONS          28

ADMINISTRATIVE SERVICES         30

CUSTODIAN                       30

PURCHASING SHARES               30

 Distribution Plan              30
 Administrative Arrangements    31
 Shareholder Services Plan      31
CONVERSION TO FEDERAL FUNDS32
DETERMINING NET ASSET VALUE     32

 Determining Market Value Of
  Securities                    32



 Trading In Foreign Securities  33
EXCHANGE PRIVILEGE              34

 Requirements For Exchange      34
 Making An Exchange             34
REDEEMING SHARES                34

 Redemption In Kind             34
 Massachusetts Partnership Law  35
TAX STATUS                      36

 The Fund's Tax Status          36
 Foreign Taxes                  36
 Shareholders' Tax Status       36
  Capital Gains                 37
TOTAL RETURN                    37

YIELD                           37

PERFORMANCE COMPARISONS         38

APPENDIX                        39



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to maximize capital appreciation. The investment objective cannot be changed without the approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
CONVERTIBLE SECURITIES
Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. The Fund will not invest more than 5% of the value of its total assets in warrants. No more than 2% of this 5% may be in warrants which are not listed on the New York or American Stock Exchanges. Warrants required in units or attached to securities may be deemed to be without value for purposes of this policy.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;



   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.
FUTURES CONTRACTS
The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.
The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
STOCK INDEX OPTIONS
The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Fund's adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.



REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements pursuant to a fundamental policy. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from December 12, 1994 (date of initial public investment) to November 30, 1995, the Fund's portfolio turnover rate was 171%.



INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings and reverse repurchase agreements in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and
     (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).
     The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.



  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



     The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.
     For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
     To comply with registration requirements in certain states, the Fund (a) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (b) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, (c) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets, and
     (d) will limit investment in warrants to 5% of its net assets. No more than 2% of the Fund's net assets will be in warrants which are not listed on the New York or American Stock Exchanges. (If state requirements change, these restrictions may be revised without shareholder notification.)
STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Star Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development



Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated



Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA



Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial



Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:
Firstcinco, Cincinnati, Ohio, owned approximately 3,107,060 shares (77.81%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE
POSITION WITH         COMPENSATION FROM
TRUST                 TRUST*#


JOHN F. DONAHUE,         $ -0-
CHAIRMAN AND TRUSTEE

THOMAS G. BIGLEY,        $1,852.00
TRUSTEE

JOHN T. CONROY, JR.,     $2,009.00
TRUSTEE

WILLIAM J. COPELAND,     $2,009.00
TRUSTEE




JAMES E. DOWD,           $2,009.00
TRUSTEE

LAWRENCE D. ELLIS, M.D., $1,852.00
TRUSTEE

EDWARD L. FLAHERTY, JR., $2,009.00
TRUSTEE

EDWARD C. GONZALES,      $ -0-
PRESIDENT AND TRUSTEE

PETER E. MADDEN,         $1,852.00
TRUSTEE

GREGOR F. MEYER,         $1,852.00
TRUSTEE

JOHN E. MURRAY, JR., J.D., S.J.D.       $ -0-

TRUSTEE

WESLEY W. POSVAR,        $1,852.00
TRUSTEE

MARJORIE P. SMUTS,       $1,852.00
TRUSTEE




* INFORMATION IS FURNISHED FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1995. THE TRUST IS THE ONLY INVESTMENT COMPANY IN THE FUND COMPLEX.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Because of internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.
Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the period from November 10, 1994



(start of business) to November 30, 1995, the Fund's Adviser earned $260,092, none of which was waived.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1995, the Fund paid total brokerage commissions of $269,626.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
This arrangement is not part of the advisory contract and may be amended or rescinded in the future.



ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the period from November 10, 1994 (start of business) to November 30, 1995, the Fund incurred administrative service fees of $48,359, of which $10,470 was voluntarily waived.
CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares of the Fund are sold at their net asset value, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds."
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
   a for equity securities, according to the last sale price on a national securities exchange, if applicable;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or



   o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.
TOTAL RETURN

For the period from December 12, 1994 (date of initial public investment) to November 30, 1995, the Fund's cumulative total return was 24.34%.
Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. The Fund's total return is representative of only 1.5 months of fund activity since the Fund's date of initial public investment. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.
YIELD

The Fund's yield for the thirty-day period ended November 30, 1995, was 1.24%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth" category in advertising and sale literature.
   o STANDARD & POOR'S DAILY STOCK PRICE INDICES OF 500 AND 400 COMMON STOCKS are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestments of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the contingent deferred sales charge.


 APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.



A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB,B--Debt rated BB or B, is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates a low degree of speculation.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-):--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and



the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of those bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.



B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM RATINGS
F-1+--EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--VERY STRONG CREDIT QUALITY. Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.
F-2--GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.
854911864
G00522-04 (1/96)



                           STAR RELATIVE VALUE FUND
                       (A PORTFOLIO OF THE STAR FUNDS)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write or call Star Relative Value Fund (the "Fund"). If you are a trust customer of Star Bank, N.A., or its affiliates (i.e., you have an account held by such entity in a fiduciary, agency, custodial or similar capacity), please call 1-513-867-5134. If you are purchasing shares other than as a trust customer, please call 1-800-677-FUND.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                         Statement dated January 31, 1996
STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor



General Information About the Fund1

Investment Objective and Policies1

 TYPES OF INVESTMENTS           1
 CONVERTIBLE SECURITIES         2
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                  4
 TEMPORARY INVESTMENTS          4
 REPURCHASE AGREEMENTS          4
 RESTRICTED AND ILLIQUID SECURITIES
                                5
 REVERSE REPURCHASE AGREEMENTS  6
 PORTFOLIO TURNOVER             7
INVESTMENT LIMITATIONS          7

Star Funds Management          12

 FUND OWNERSHIP                20
 OFFICERS AND TRUSTEES COMPENSATION
                               20
 TRUSTEE LIABILITY             22
Investment Advisory Services   23

 ADVISER TO THE FUND           23
 ADVISORY FEES                 23
Brokerage Transactions         24

Administrative Services        25

Custodian                      25



Purchasing Shares              25

 DISTRIBUTION PLAN             26
 ADMINISTRATIVE ARRANGEMENTS   26
 SHAREHOLDER SERVICES PLAN     27
 CONVERSION TO FEDERAL FUNDS   27
Determining Net Asset Value    27

 DETERMINING MARKET VALUE OF
  SECURITIES                   27
Exchange Privilege             28

 REQUIREMENTS FOR EXCHANGE     28
 MAKING AN EXCHANGE            28
Redeeming Shares               28

 REDEMPTION IN KIND            29
 MASSACHUSETTS PARTNERSHIP LAW 29
Tax Status                     30

 THE FUND'S TAX STATUS         30
 SHAREHOLDERS' TAX STATUS      30
Total Return                   31

Yield                          31

Performance Comparisons        32

 FINANCIAL STATEMENTS          34
Appendix                       34



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Star Funds (the ''Trust''). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. On May 1, 1993, the Board of Trustees (the ''Trustees'') approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds and changing the Fund's name from Losantiville Relative Value Fund to Star Relative Value Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
Although the Fund may invest in other securities of these companies and in short-term money market instruments, it is the Fund's policy to invest at least 70% of its portfolio in common stocks of high-quality companies. Below are other securities in which the Fund may invest from time to time.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;



     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of they agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFederal Home Loan Banks;
     oFederal National Mortgage Association;
     oStudent Loan Marketing Association; and oFederal Home Loan Mortgage Corporation.
  BANK INSTRUMENTS
     In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:
     oEurodollar Certificates of Deposit issued by foreign branches of U.S.
      or foreign banks;
     oEurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
     oCandian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United
      States; and
     oYankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and hled in the United States.
CONVERTIBLE SECURITIES
Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investments potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.
No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
The Fund may engage in these transactions to an extent that would cause the segregation of an amount up to 20% of the total value of its assets.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments from time to time for defensive purposes.
The Fund may invest in money market instruments such as:
   o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured; or
   o commercial paper rated A-1 by Standard and Poor's Corporation, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines estabished by the Trustees.
RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:



   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
         o the nature of the security and the nature of the marketplace trades.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.



PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal years ended November 30, 1995 and 1994, the Fund's portfolio turnover rates were 24% and 30%, respectively.
INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of its total assets in the securities of any one issuer, except in cash or cash investments, securities guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.
  ACQUIRING SECURITIES
     The Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may acquire up to 10% of the voting securities of an issuer and may exercise its voting power in the Fund's best interest. From time to time, the Fund, together with other investment companies advised by affiliates or subsidiaries of Star Bank, N.A., may together buy and hold substantial amounts of a company's voting stock. All such stock may be voted together. In some cases, the Fund and the other investment companies might collectively be considered to be in control of the company in which they have invested. Officers or affiliates of the Fund might possibly become directors of companies in which the Fund holds stock.
  PURCHASING SECURITIES OF OTHER ISSUERS
     The Fund will not purchase securities of other investment companies, except:
     oby purchase in the open market involving only customary brokerage commissions; or
     oas part of a merger, consolidation, reorganization, or other acquisition.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate.



  INVESTING IN COMMODITIES OR MINERALS
     The Fund will not purchase or sell commodities or commodity contracts or oil, gas, or other mineral development programs.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities permitted by its investment objective and policies.
  CONCENTRATION OF INVESTMENTS IN ONE INDUSTRY
     The Fund will not invest 25% or more of the value of its total assets in one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry.
  DEALING IN PUTS AND CALLS
     The Fund will not write, purchase or sell puts, calls, straddles or spreads or any combination of them.
  RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of this 5% may be in warrants which are not listed on the New York Stock Exchange or American Stock Exchange.
  FOREIGN SECURITIES
     The Fund will not invest more than 10% of its total assets in securities of foreign issuers.
In order to permit the sale of the Fund's shares in certain states, the Fund may make commitments more restrictive than the investment limitations described above. Accordingly, the Fund has undertaken not to invest in oil, gas, or other mineral leases, or real estate limited partnerships. Should the Fund determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the states invovled.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
The Fund did not borrow money, pledge securities, or purchase restricted securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.



In connection with investing in shares of other investment companies, it should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to duplicate expenses.


STAR FUNDS MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH STAR FUNDS, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934



Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee



Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the



Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower



Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities



Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:
Firstcinco, Cincinnati, Ohio,owned approximately 6,883,193 shares (74.78%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE



POSITION WITH         COMPENSATION FROM
TRUST                 TRUST*#


John F. Donahue,         $ -0-
Chairman and Trustee

Thomas G. Bigley,        $1,852.00
Trustee

John T. Conroy, Jr.,     $2,009.00
Trustee

William J. Copeland,     $2,009.00
Trustee

James E. Dowd,           $2,009.00
Trustee

Lawrence D. Ellis, M.D., $1,852.00
Trustee

Edward L. Flaherty, Jr., $2,009.00
Trustee

Edward C. Gonzales,      $ -0-
President and Trustee



Peter E. Madden,         $1,852.00
Trustee

Gregor F. Meyer,         $1,852.00
Trustee

John E. Murray, Jr., J.D., S.J.D.       $ -0-

Trustee

Wesley W. Posvar,        $1,852.00
Trustee

Marjorie P. Smuts,       $1,852.00
Trustee

* Information is furnished for the fiscal year ended November 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. (''Star Bank'' or ''Adviser''). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For the fiscal years ended November 30, 1995, 1994, and 1993, the Fund paid the Adviser $757,591, $471,665, and $308,723, respectively, of which $0, $0, and $24,401, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 21/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 11/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1995, 1994, and 1993, the Fund paid total brokerage commissions of $151,942, $109,775 and $108,605, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended November 30, 1995, 1994, and 1993, the Fund incurred administrative service fees of $110,983, $76,966, and $52,377, respectively.
CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Connections Group Banking customers and Star Bank employees and members of their immediate family). The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under ''Investing in the Fund.''
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the ''Plan''). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic liability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
   o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;



   o in the absence of recorded sales of equity securities, according to the mean between the last closing bid and ask prices and for bonds and other fixed income securities as determined by an independent pricing service;
   o for unlisted equity securities, the latest bid prices; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under ''Redeeming Shares.''



REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.



In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities withim certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.
TOTAL RETURN

The Fund's average annual total return for the fiscal year ended November 30, 1995, and for the period from June 5, 1991 (date of initial public investment), to November 30, 1995, were 28.97% and 11.13%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.
YIELD

The Fund's yield for the thirty-day period ended November 30, 1995, was 1.66%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and the maximum offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ''equity, growth and income'' category in advertising and sales literature.
   o DOW JONES INDUSTRIAL AVERAGE (''DJIA'') represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.
   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales load.



FINANCIAL STATEMENTS
The financial statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1995. A copy of the Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address located on the back cover of the Stock and Bond Funds Combined Prospectus or by calling 1-800-677-FUND.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ''gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
854911401
 0110906B (1/96)



                          STAR STRATEGIC INCOME FUND
                       (A PORTFOLIO OF THE STAR FUNDS)



                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to Star Strategic Income Fund (the "Fund") or call 1-800-677-FUND.
   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779
                         Statement dated January 31, 1996

STAR BANK, N.A.
INVESTMENT ADVISER
FEDERATED SECURITIES CORP.
Distributor



GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 Warrants                       1
 Convertible Securities         2
 Collateralized Mortgage
  Obligations ("CMOS")          3
 When-Issued and Delayed Delivery
  Transactions                  4
 Repurchase Agreements          4
 Lending of Portfolio Securities5
 Restricted and Illiquid Securities
                                5
 Futures and Options Transactions6
 Futures Contracts              7
 "Margin" in Futures Transactions8
 Put Options on Financial Futures
  Contracts                     8
 Call Options on Financial and
  Stock Index Futures Contracts 9
 Stock Index Options           10
 Over-the-Counter Options      11
 Reverse Repurchase Agreements 11
INVESTMENT LIMITATIONS         12

STAR FUNDS MANAGEMENT          18

 Fund Ownership                26



 Officers and Trustees Compensation
                               26
 Trustee Liability             28
INVESTMENT ADVISORY SERVICES   28

 Adviser To The Fund           28
 Advisory Fees                 29
BROKERAGE TRANSACTIONS         30

ADMINISTRATIVE SERVICES        31

CUSTODIAN                      31

PURCHASING SHARES              31

 Distribution Plan             32
 Administrative Arrangements   32
 Shareholder Services Plan     33
 Conversion To Federal Funds   33
DETERMINING NET ASSET VALUE    33

 Determining Market Value Of
  Securities                   33
 Trading In Foreign Securities 34
EXCHANGE PRIVILEGE             35

 Requirements For Exchange     35
 Making An Exchange            35
REDEEMING SHARES               35

 Redemption In Kind            36
 Massachusetts Partnership Law 36



TAX STATUS                     37

 The Fund's Tax Status         37
 Foreign Taxes                 37
 Shareholders' Tax Status      38
 Capital Gains                 38
TOTAL RETURN                   38

YIELD                          38

PERFORMANCE COMPARISONS        39

 Financial Statements          40
APPENDIX                       41



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of the Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to generate high current income. The investment objective cannot be changed without the approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. The Fund will not invest more than



5% of the value of its total assets in warrants. No more than 2% of this 5% may be in warrants which are not listed on the New York or American Stock Exchanges. Warrants required in units or attached to securities may be deemed to be without value for purposes of this policy.
CONVERTIBLE SECURITIES
Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds of appropriate rating or comparable quality (as described in the prospectus) that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
The following example illustrates how mortgage cash flows are prioritized in the case of CMOs--most of the CMOs in which the Fund invests use the same basic structure:
(1)

   Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four tranches of securities: the first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date and the final tranche (Z bonds) typically receives any excess income from the underlying investments after payments are made to the other tranches and receives no principal or interest payments until the shorter maturity tranches have been retired, but then receives all remaining principal and interest payments.
(2)

   The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.



(3)

   The tranches of securities are retired sequentially. All principal payments are directed first to the shortest-maturity tranche (or A bonds). When
   those   securities are completely retired, all principal payments are then
   directed   to the next-shortest-maturity tranche (or B bonds). This process
   continues   until all of the tranches have been paid off.
Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the tranches often bear interest at an adjustable rate. The interest portion of these payments is distributed by the Fund as income, and the principal portion is reinvested.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
LENDING OF PORTFOLIO SECURITIES
As a fundamental policy of the Fund, the Fund may lend portfolio securities. The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers.
The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, options rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.
FUTURES CONTRACTS
The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against change in prices. The Fund will not engage in futures transactions for speculative purposes.
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in the rate means a drop in the price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sales of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value off the Fund's portfolio securities.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.
The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
STOCK INDEX OPTIONS
The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market value of the stocks included in the index.



The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of the option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the availability of the Fund's adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements pursuant to a fundamental policy. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
INVESTMENT LIMITATIONS

  BUYING ON MARGIN
     The Fund will not purchase securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions, except that the Fund may make margin payments in connection with its use of financial futures contracts or related options and transactions.
  BORROWING MONEY
     The Fund will not issue senior securities, except that (a) the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, either (i) as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenience or disadvantageous, or (ii) for investment purposes. The Fund will not purchase any securities for the purpose stated under clause "(i)" above while any borrowings in excess of 5% of its total assets are outstanding.



  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets:
     (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed delivery basis; and (b) collateral arrangement with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.
  SELLING SHORT
     The Fund will not sell securities short unless (1) it owns, or has a right to acquire, an equal amount of such securities or (2) if it does not own the securities, it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. While in a short position, the Fund will retain the securities, rights, or segregated assets.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.



  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).
The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.



  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on put option positions.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
As operating policies of the Fund, which may be changed without shareholder approval, (a) no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets; (b) the Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 5% of the value of the Fund's net assets;
(c) the Fund may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 5% of the outstanding securities of that class; and (d) the Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.



To comply with registration requirements in certain states, the Fund will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets.
STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Star Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee



Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.



 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director,



Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center;



Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.



John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer




Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance



Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:
Firstcinco, Cincinnati, Ohio, owned approximately 3,454,058 shares (68.57%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE
POSITION WITH         COMPENSATION FROM
TRUST                 TRUST*#


JOHN F. DONAHUE,         $ -0-



CHAIRMAN AND TRUSTEE

THOMAS G. BIGLEY,        $1,852.00
TRUSTEE

JOHN T. CONROY, JR.,     $2,009.00
TRUSTEE

WILLIAM J. COPELAND,     $2,009.00
TRUSTEE

JAMES E. DOWD,           $2,009.00
TRUSTEE

LAWRENCE D. ELLIS, M.D., $1,852.00
TRUSTEE

EDWARD L. FLAHERTY, JR., $2,009.00
TRUSTEE

EDWARD C. GONZALES,      $ -0-
PRESIDENT AND TRUSTEE

PETER E. MADDEN,         $1,852.00
TRUSTEE

GREGOR F. MEYER,         $1,852.00
TRUSTEE




JOHN E. MURRAY, JR., J.D., S.J.D.       $ -0-

TRUSTEE

WESLEY W. POSVAR,        $1,852.00
TRUSTEE

MARJORIE P. SMUTS,       $1,852.00
TRUSTEE

* INFORMATION IS FURNISHED FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1995. THE TRUST IS THE ONLY INVESTMENT COMPANY IN THE FUND COMPLEX.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Because of internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.
Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the period from November 10, 1994 (start of business) to November 30, 1995, the Fund's Adviser earned $248,983, of which $24,912 was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1995, the Fund paid total brokerage commissions of $99,885.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the period from November 10, 1994 (start of business) to November 30, 1995, the Fund incurred administrative service fees of $48,356, of which $24,912 was voluntarily waived.
CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares of the Fund are sold at their net asset value on days the New York Stock Exchange and the Federal Reserve Wire System are open for business.
Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds." DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.



SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if applicable;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;



   o for unlisted equity securities, latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value options at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
CAPITAL GAINS
Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares. TOTAL RETURN

The Fund's cumulative total return for the period from December 12, 1994 (date of initial public investment) to November 30, 1995, was 7.36%.
Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. The Fund's total return is representative of only 1.5 months of fund activity since the Fund's date of initial public investment. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.
YIELD

The Fund's yield for the thirty-day period ended November 30, 1995 was 5.82%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the



Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of the Fund depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth" category in advertising and sale literature.
   o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the contingent deferred sales charge.
FINANCIAL STATEMENTS
The financial statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1995. A copy of the Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address on the back cover of the Stock and Bond Funds Combined Prospectus or by calling 1-800-677-FUND.


 APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B--Debt rated BB or B, is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates a low degree of speculation.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.



PLUS (+) OR MINUS (-):--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.



BA--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguared during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
NR--Not rated by Moody's.
Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisifying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
NR--NR indicates that Fitch does not rate the specific issue.
PLUS (+) OR MINUS (-):--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not ued in the AAA category.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICES, INC., COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., SHORT-TERM RATINGS
F-1+--EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--VERY STRONG CREDIT QUALITY. Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.



F-2--GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 ratings.
854911880




                               THE STELLAR FUND
                               INVESTMENT SHARES
                                 TRUST SHARES
                        (A PORTFOLIO OF THE STAR FUNDS)
                 COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This Combined Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds of the Star Funds dated January 31, 1996. This Combined Statement is not a prospectus itself. To receive a copy of the prospectus, write to The Stellar Fund (the "Fund") or call 1-800-677-FUND.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                         Statement dated January 31, 1996
STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor



GENERAL INFORMATION ABOUT

THE FUND                        1

INVESTMENT OBJECTIVE AND

POLICIES                        1

 TYPES OF INVESTMENTS           1
 CONVERTIBLE SECURITIES         2
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                  3
 REPURCHASE AGREEMENTS          3
 RESTRICTED SECURITIES          4
 REVERSE REPURCHASE AGREEMENTS  5
 PORTFOLIO TURNOVER             5
INVESTMENT LIMITATIONS          6

STAR FUNDS MANAGEMENT          11

 FUND OWNERSHIP                19
 OFFICERS AND TRUSTEES COMPENSATION
                               19
 TRUSTEE LIABILITY             21
INVESTMENT ADVISORY SERVICES   22

 ADVISER TO THE FUND           22
 ADVISORY FEES                 22
BROKERAGE TRANSACTIONS         23

ADMINISTRATIVE SERVICES        24



CUSTODIAN                      24

PURCHASING SHARES              24

 DISTRIBUTION PLAN (INVESTMENT
 SHARES AND TRUST SHARES)      25
 ADMINISTRATIVE ARRANGEMENTS   25
 SHAREHOLDER SERVICES PLAN     26
 CONVERSION TO FEDERAL FUNDS   26
DETERMINING NET ASSET VALUE    26

 DETERMINING MARKET VALUE OF
 SECURITIES                    27
 TRADING IN FOREIGN SECURITIES 27
EXCHANGE PRIVILEGE             28

 REQUIREMENTS FOR EXCHANGE     28
 MAKING AN EXCHANGE            28
REDEEMING SHARES               28

 REDEMPTION IN KIND            28
 MASSACHUSETTS PARTNERSHIP LAW 29
TAX STATUS                     30

 THE FUND'S TAX STATUS         30
 SHAREHOLDERS' TAX STATUS      30
TOTAL RETURN                   31

YIELD                          32

PERFORMANCE COMPARISONS        32



 FINANCIAL STATEMENTS          34
APPENDIX                       35



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of the Star Funds (the ``Trust''). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the ``Trustees'') approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.
Shares of the Fund are offered in two classes, Investment Shares and Trust Shares (individually and collectively referred to as ``Shares'' as the context may require). This Combined Statement of Additional Information relates to both classes of the above-mentioned Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to maximize total return, a combination of dividend income and capital appreciation. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
Below are securities in which the Fund may invest from time to time.
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;



     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or othe credit of the agency or instrumentality issuing the obligations.
Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFederal Home Loan Banks;
     oFederal National Mortgage Association;
     oStudent Loan Marketing Association; and oFederal Home Loan Mortgage Corporation.
CONVERTIBLE SECURITIES
Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.



The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.
No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of an amount of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the



Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
RESTRICTED SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that it is purchasing paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Funds' investment adviser, as liquid and not subject to the investment limitations applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.



REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.
PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal years ended



November 30, 1995 and 1994, the Fund's portfolio turnover rates were 104% and 79%, respectively.

INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.
  BORROWING MONEY
     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while any borrowings are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.
  DIVERSIFICATION OF INVESTMENTS
     The Fund will not invest more than 5% of its total assets in the securities of any one issuer, except in cash or cash investments, securities guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such securities nor will it purchase more than 10% of any class of voting securities of any one issuer.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may acquire as much as 10% of the voting securities of an issuer and may exercise its voting power in the Fund's best interest. From time to time, the Fund, together with other investment companies advised by affiliates or subsidiaries of Star Bank, may together buy and hold substantial amounts of a company's voting stock. All such stock may be voted together. In some cases, the Fund and the other investment companies might collectively be considered to be in control of the company in which they have invested. Officers or affiliates of the Fund might possibly become directors of companies in which the Fund holds stock.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.



  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment advisers owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES OR MINERALS
     The Fund will not purchase or sell commodities or commodity contracts. The Fund will not purchase or sell oil, gas, or other mineral development programs, except for precious metal securities as described in the prospectus.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities permitted by its investment objective and policies.
  CONCENTRATION OF INVESTMENTS IN ONE INDUSTRY
     The Fund will not invest more than 25% or more of the value of its total assets in one industry.



  ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities except as permitted by its investment objective and policies.
  DEALING IN PUTS AND CALLS
     The Fund will not sell puts, calls, straddles or spreads or any combination of them, except as permitted by its investment policies as described in the prospectus.
  RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will not purchase or acquire any security issued by a registered closed-end investment company if immediately after the purchase or acquisition 10% or more of the voting securities of the closed-end investment company would be owned by the Fund and other investment companies having the same adviser and companies controlled by these investment companies. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in these securities would be subject to duplicate expenses.
     The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money in excess of 5% of the value of its net assets during the last fiscal year. Additionally, the Fund does not expect to borrow money, pledge securities, or purchase restricted securities in excess of 5% of the value of its total assets in the coming fiscal year.
In connection with investing in shares of other investment companies, it should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to customary expenses.
In addition, to comply with requirements of a particular state, the Fund (i) will not invest in real estate limited partnerships and (ii) will not purchase interests in oil, gas, and mineral leases, except it may purchase the securities of issuers which invest in or sponsor such programs.
STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Star Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934



Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee



Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.



Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the



Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower



Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10



Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:
Star Bank, N.A., Cincinnati, Ohio,  owned approximately 387,551 shares (7.45%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE
POSITION WITH         COMPENSATION FROM



TRUST                 TRUST*#


John F. Donahue,         $ -0-
Chairman and Trustee

Thomas G. Bigley,        $1,852.00
Trustee

John T. Conroy, Jr.,     $2,009.00
Trustee

William J. Copeland,     $2,009.00
Trustee

James E. Dowd,           $2,009.00
Trustee

Lawrence D. Ellis, M.D., $1,852.00
Trustee

Edward L. Flaherty, Jr., $2,009.00
Trustee

Edward C. Gonzales,      $ -0-
President and Trustee

Peter E. Madden,         $1,852.00



Trustee

Gregor F. Meyer,         $1,852.00
Trustee

John E. Murray, Jr., J.D., S.J.D.       $ -0-

Trustee

Wesley W. Posvar,        $1,852.00
Trustee

Marjorie P. Smuts,       $1,852.00
Trustee

* Information is furnished for the fiscal year ended November 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. (``Star Bank'' or ``Adviser''). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.
Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES
For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1995, 1994, and 1993, the Adviser earned $1,082,338, $923,344, and $465,417, respectively, of which $0, $0, and $1,248, respectively, were voluntarily waived. All advisory fees were computed on the same basis as described in the prospectus.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 21/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 11/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1995, 1994, and 1993 the Fund paid total brokerage commissions of $221,666, $247,930, and $195,196, respectively.



Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended November 30, 1995, 1994, and 1993, the Fund incurred administrative service fees of $125,852, $118,964, and $62,298, respectively.
CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value plus a sales charge, if any, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business.



Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. With respect to the Investment Shares, the minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing Shares is explained in the prospectus under ``Investing in the Funds.''
DISTRIBUTION PLAN (INVESTMENT SHARES AND TRUST SHARES)
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the ``Plan''). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. For the fiscal year ended November 30, 1995, the Fund paid $125,005 to the distributor on behalf of Investment Shares. ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.



DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
   o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales of equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service;
   o for unlisted equity securities, the latest bid prices; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Trust values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange Shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under ``Redeeming Shares.''
REDEMPTION IN KIND
Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets. TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.



  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Shares.
TOTAL RETURN

The Fund's average annual total returns for Investment Shares for the fiscal years ended November 30, 1995, and for the period from October 18, 1991 (date of initial public investment), to November 30, 1995, were 10.50% and 7.08%, respectively.
The average annual total return for both classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions.
The average annual total returns for Trust Shares for the year ended November 30, 1995, and for the period from April 11, 1994 (date of initial public investment) to November 30, 1995, were 15.97% and 8.18%, respectively. Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. The Fund's total return is representative of only seven months of fund activity since the Fund's effective date. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of shares redeemed.
YIELD

The Fund's yield for Investment Shares for the thirty-day period ended November 30, 1995, was 2.68%. The Fund's yield for Trust Shares for the thirty-day period ended November 30, 1995, was 3.05%.
The yield for both classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by either class of Shares over a thirty-day period by the maximum offering price per Share of either class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by either class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;



   o changes in the Fund's or either class of Shares' expenses; and
   o various other factors.
Either class of Shares' performance fluctuates on a daily basis largely because net earnings and the maximum offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of either class of Shares' performance. When comparing performance, investors should consider all relevent factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``balanced'' category in advertising and sales literature.
   o DOW JONES INDUSTRIAL AVERAGE (``DJIA'') represents share prices of selected blue-chip industrial corporations, as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.
   o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Shearson Lehman Brothers, Inc., the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.
   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
Advertisements and other sales literature for either class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on quarterly reinvestment of dividends over a specified period of time.
Advertisements for Investment Shares may quote performance information which does not reflect the effect of the sales load.
FINANCIAL STATEMENTS
The financial statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1995. A copy of the Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address on the back cover of the Stock and Bond Funds Combined Prospectus or by calling 1-800-677-FUND.





APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA-Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
NR-Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-):-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ``gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
NR-Not rated by Moody's.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA. " Because bonds rated in the "AAA"



and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+. " A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.
NR-NR indicates that Fitch does not rate the specific issue.
854911609
854911708
1072404B (1/96)


                        STAR TAX-FREE MONEY MARKET FUND
                        (A PORTFOLIO OF THE STAR FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Money Market Funds of the Star Funds dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to Star Tax-Free Money Market Fund (the "Fund") or call (513) 632-5547.
   FEDERATED INVESTORS TOWER



   PITTSBURGH, PENNSYLVANIA 15222-3779
                         Statement dated January 31, 1996
STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor



GENERAL INFORMATION ABOUT THE

FUND                            1

INVESTMENT OBJECTIVE AND

POLICIES                        1

 Acceptable Investments         1
 When-Issued and Delayed
 Delivery Transactions          2
 Temporary Investments          3
INVESTMENT LIMITATIONS          4

 Concentration of Investments   8
STAR FUNDS MANAGEMENT           8

 Fund Ownership                17
 Officers and Trustees
 Compensation                  17
 Trustee Liability             19
INVESTMENT ADVISORY SERVICES   19

 Adviser to the Fund           19
 Advisory Fees                 20
BROKERAGE TRANSACTIONS         20

ADMINISTRATIVE SERVICES        22

CUSTODIAN                      22

PURCHASING SHARES              22



 Administrative Arrangements   22
 Distribution Plan             23
 Shareholder Services Plan     23
 Conversion to Federal Funds   24
DETERMINING NET ASSET VALUE    24

 Use of the Amortized Cost
 Method                        24
EXCHANGE PRIVILEGE             26

 Requirements for Exchange     26
 Making an Exchange            27
REDEEMING SHARES               27

 Redemption in Kind            27
 Massachusetts Partnership Law 28
TAX STATUS                     28

 The Fund's Tax Status         28
YIELD                          29

TAX-EQUIVALENT YIELD           30

 Tax-Equivalency Table         30
EFFECTIVE YIELD                32

PERFORMANCE COMPARISONS        32

 Financial Statements          33



GENERAL INFORMATION ABOUT THE FUND

The Fund is an investment portfolio of the Star Funds (the ``Trust''). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. On May 1, 1993, the Board of Trustees (the ``Trustees'') approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds and changing the Fund's name from Losantiville Tax-Free Money Market Fund to Star Tax-Free Money Market Fund. INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax consistent with stability of principal. The investment objective cannot be changed without the approval of shareholders. ACCEPTABLE INVESTMENTS
The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax (``Municipal Securities''). The Fund invests in Municipal Securities with remaining maturities of 397 days or less at the time of purchase by the Fund.
  CHARACTERISTICS
     When determining whether a Municipal Security presents minimal credit risks, the investment adviser considers the creditworthiness of the issuer of a Municipal Security, the issuer of a demand feature if the Fund has the unconditional right to demand payment from the issuer of the interest, or the credit enhancer of payment by either of those issuers.
     The Fund is not required to sell a Municipal Security if the security's rating is reduced below the required minimum subsequent to the Fund's purchase of the security. The Trustees and the investment adviser consider this event, however, in the determination of whether the Fund should continue to hold the security in its portfolio. If ratings made by Moody's Investors Service, Inc., Standard & Poor's Corporation, or Fitch Investors Service, Inc., change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  MUNICIPAL LEASES
     The Fund may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.



The Fund may also sell Municipal Securities on a delayed delivery basis with settlement taking place more than five days after the sale as a normal form of portfolio transaction. It is the investment adviser's experience that it is not unusual in the Municipal Securities market for settlement periods to be slightly longer than this period.
No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
TEMPORARY INVESTMENTS
The Fund may also invest in high-quality temporary investments from time to time for temporary defensive purposes.
From time to time, such as when suitable Municipal Securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Municipal Securities and thereby reduce the Fund's yield.
This policy may, from time to time, result in high portfolio turnover. Since the cost of these transactions is small, high turnover is not expected to adversely affect net asset value or yield. The adviser does not anticipate that portfolio turnover will result in adverse tax consequences to the Fund.



INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for certain restricted securities which meet criteria for liquidity as established by the Trustees.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.



  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies, and limitations or Declaration of Trust.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. To comply with certain state restrictions, the Fund will not purchase securities of any issuer if as a result more than 5% of its total assets would be invested in securities of that issuer. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities and municipal leases not determined by the Trustees to be liquid.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where payment of principal and interest is the responsibility of companies (or, in the alternative, guarantors, where applicable) which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs or leases.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Fund will not purchase or acquire any security issued by a registered closed-end investment company if, immediately after the purchase or acquisition, 10% or more of the voting securities of the closed-end investment company would be owned by the Fund and other investment companies having the same adviser and companies controlled by these investment companies. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acqusition of assets. It should be noted that investment companies may incur certain expenses which may be duplicative of certain fees incurred by the Fund. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than .5 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For purposes of its policies and limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."



The Fund did not borrow money or pledge securities (except as a temporary, extraordinary, or emergency measure) in excess of 5% of the value of its net assets and did not invest in securities of closed-end investment companies during the last fiscal year and has no present intent to do so in the coming fiscal year.
CONCENTRATION OF INVESTMENTS
The Fund will not purchase securities if, as a result of such purchase, more than 25% of the value of the Fund's assets would be invested in any one industry.
However, the Fund may invest more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to more than 25%. However, the Fund may invest more than 25% of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality.
If the value of Fund assets invested in the securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings.
STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Star Funds, and principal occupations.


John F. Donahue@*



Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL



Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*



3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee



Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts



4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director,



Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.



@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds;



The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:
Star Bank, N.A., owned approximately 179,682,096 shares (99.78%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE
POSITION WITH         COMPENSATION FROM
TRUST                 TRUST*#


John F. Donahue,         $ -0-
Chairman and Trustee

Thomas G. Bigley,        $1,852.00
Trustee

John T. Conroy, Jr.,     $2,009.00
Trustee



William J. Copeland,     $2,009.00
Trustee

James E. Dowd,           $2,009.00
Trustee

Lawrence D. Ellis, M.D., $1,852.00
Trustee

Edward L. Flaherty, Jr., $2,009.00
Trustee

Edward C. Gonzales,      $ -0-
President and Trustee

Peter E. Madden,         $1,852.00
Trustee

Gregor F. Meyer,         $1,852.00
Trustee

John E. Murray, Jr., J.D., S.J.D.       $ -0-

Trustee

Wesley W. Posvar,        $1,852.00
Trustee



Marjorie P. Smuts,       $1,852.00
Trustee

* Information is furnished for the fiscal year ended November 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. (``Star Bank'' or ``Adviser''). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.



ADVISORY FEES
For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1995, 1994 and 1993, the Fund's adviser earned $862,867, $756,063 and $730,826, respectively, of which $235,237, $206,199 and $198,276, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 21/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1.5% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1995, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the fiscal years ended November 30, 1995, 1994 and 1993, the Fund incurred administrative service fees of $172,949, $168,559, and $169,055 respectively, none of which were voluntarily waived.
CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family). The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the Prospectus under ``Investing in the Funds.''
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the ``Plan''). The Plan provides for shares payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of Rule 2a-7 (the ``Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organization. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.



     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under ``Redeeming Shares.''
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD

The Fund's yield for the seven-day period ended November 30, 1995, was 3.19%. The Fund calculates its yield daily based upon the seven days ending on the day of the calculation, called the ``base period.'' This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one share are the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).



To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees. TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the seven-day period ended November 30, 1995, was 4.62%.
The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 31% tax rate and assuming that income is 100% tax-exempt.
TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax* and is often free from state and local taxes as well. As the table below indicates, a ``tax-free'' investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                         TAXABLE YIELD EQUIVALENT FOR 1996
                                MULTISTATE MUNICIPAL FUNDS

    FEDERAL INCOME TAX BRACKET:
              15.00%  28.00%     31.00%      36.00%     39.60%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750




    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.00%     1.18%    1.39%     1.45%      1.56%       1.66%
     1.50%     1.76%    2.08%     2.17%      2.34%       2.48%
     2.00%     2.35%    2.78%     2.90%      3.13%       3.31%
     2.50%     2.94%    3.47%     3.62%      3.91%       4.14%
     3.00%     3.53%    4.17%     4.35%      4.69%       4.97%
     3.50%     4.12%    4.86%     5.07%      5.47%       5.79%
     4.00%     4.71%    5.56%     5.80%      6.25%       6.62%
     4.50%     5.29%    6.25%     6.52%      7.03%       7.45%
     5.00%     5.88%    6.94%     7.25%      7.81%       8.28%
     5.50%     6.47%    7.64%     7.97%      8.59%       9.11%
     6.00%     7.06%    8.33%     8.70%      9.38%       9.93%
     6.50%     7.65%    9.03%     9.42%     10.16%      10.76%
     7.00%     8.24%    9.72%    10.14%     10.94%      11.59%
     7.50%     8.82%   10.42%    10.87%     11.72%      12.42%
     8.00%     9.41%   11.11%    11.59%     12.50%      13.25%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
EFFECTIVE YIELD

The Fund's effective yield for the seven-day period ended November 30, 1995, was 3.24%.
The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to me 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instrument sin which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``tax-free money market funds'' category in advertising and sales literature.
   o SALOMON BROTHERS SIX-MONTH PRIME MUNI NOTES is an index of selected municipal notes, maturing in six months, whose yields are chosen as representative of this market. Calculations are made weekly and monthly.
   o SALOMON BROTHERS ONE-MONTH TAX-EXEMPT COMMERCIAL PAPER is an index of selected tax-exempt commercial paper issues, maturing in one month, whose yields are chosen as representative of this particular market. Calculations are made weekly and monthly. Ehrlich-Bober & Co., Inc., also tracks this Salomon Brothers index.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS
The financial statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1995. A copy of the Annual Report for the Fund can be obtained without charge by contacting Star Bank, N.A. at the address located on the back cover of the Money Market Funds Combined Prospectus or by calling (513) 632-5547.





                               RATINGS APPENDIX
                        STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
A S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Standard & Poor's Ratings Group ("S&P") assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



LONG-TERM DEBT RATINGS
AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
                        MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below)).
The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.



AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.
NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.
NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.



854911302
1010901B (1/96)



                              STAR TREASURY FUND
                        (A PORTFOLIO OF THE STAR FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Money Market Funds of the Star Funds dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to Star Treasury Fund (the "Fund") or call (513) 632-5547.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                         Statement dated January 31, 1996
STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor



GENERAL INFORMATION ABOUT THE

FUND                            1

INVESTMENT OBJECTIVE AND

POLICIES                        1

 When-Issued and Delayed
 Delivery Transactions          1
INVESTMENT LIMITATIONS          1

STAR FUNDS MANAGEMENT           3

 Fund Ownership                11
 Officers and Trustees
 Compensation                  12
 Trustee Liability             14
INVESTMENT ADVISORY SERVICES   14

 Adviser to the Fund           14
 Advisory Fees                 14
BROKERAGE TRANSACTIONS         15

ADMINISTRATIVE SERVICES        16

 Custodian                     17
 Purchasing Shares             17
 Administrative Arrangements   17
 Distribution Plan             18
 Shareholder Services Plan     18
 Conversion to Federal Funds   19



DETERMINING NET ASSET VALUE    19

 Use of the Amortized Cost
 Method                        19
EXCHANGE PRIVILEGE             21

 Requirements for Exchange     21
 Making an Exchange            21
REDEEMING SHARES               22

 Redemption in Kind            22
 Massachusetts Partnership Law 23
TAX STATUS                     23

 The Fund's Tax Status         23
 Shareholders' Tax Status      24
YIELD                          24

EFFECTIVE YIELD                25

PERFORMANCE COMPARISONS        25

 Financial Statements          26



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of the Star Funds (the ``Trust''). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. On May 1, 1993, the Board of Trustees (the ``Trustees''), approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds and changing the Fund's name from Losantiville Treasury Fund to Star Treasury Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal. The investment objective and policies cannot be changed without approval of shareholders.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund.
No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any portfolio instruments short or purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any such borrowings need not be collateralized.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, including repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations become effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.



  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies. However, this limitation will not apply if the securities are acquired in a merger, consolidation, or acquisition of assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund did not borrow money or pledge securities, except as a temporary, extraordinary, or emergency measure, in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Star Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland



One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.




Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden



Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.






Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue



Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA



Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.;



Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:



Star Bank, N.A., Cincinnati, Ohio, owned approximately 575,877,915 shares (92.18%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE
POSITION WITH         COMPENSATION FROM
TRUST                 TRUST*#


John F. Donahue,         $ -0-
Chairman and Trustee

Thomas G. Bigley,        $1,852.00
Trustee

John T. Conroy, Jr.,     $2,009.00
Trustee

William J. Copeland,     $2,009.00
Trustee

James E. Dowd,           $2,009.00
Trustee

Lawrence D. Ellis, M.D., $1,852.00
Trustee




Edward L. Flaherty, Jr., $2,009.00
Trustee

Edward C. Gonzales,      $ -0-
President and Trustee

Peter E. Madden,         $1,852.00
Trustee

Gregor F. Meyer,         $1,852.00
Trustee

John E. Murray, Jr., J.D., S.J.D.       $ -0-

Trustee

Wesley W. Posvar,        $1,852.00
Trustee

Marjorie P. Smuts,       $1,852.00
Trustee

* Information is furnished for the fiscal year ended November 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. (``Star Bank'' or ``Adviser''). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1995, 1994, and 1993, the Fund's Adviser earned $2,293,566, $1,672,434, and
$1,721,236, respectively, none of which was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 21/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 11/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1995, the Fund paid no brokerage commissions.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the fiscal years ended November 30, 1995, 1994, and 1993, the Fund incurred administrative service fees of $503,167, $409,841, and $442,239 respectively, none of which was voluntarily waived.



CUSTODIAN
Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES
Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family). The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under ``Investing in the Funds.''
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.



DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the ``Plan''). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.



CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions of Rule 2a-7 (the ``Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.



The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.



REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Redemption will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under ``Redeeming Shares.''
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and



   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD

The Fund's yield for the seven-day period ended November 30, 1995, was 5.13%. The Fund calculates its yield daily based upon the seven days ending on the day of the calculation, called the ``base period.'' This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).



To the extent that financial institutions and brokers/dealers charge fees in connection with services and provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees. EFFECTIVE YIELD

The Fund's effective yield for the seven-day period ended November 30, 1995, was 5.26%.
The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum of the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``short-term U.S. government funds'' category in advertising and sales literature.
   o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.
FINANCIAL STATEMENTS
The financial statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1995. A copy of the Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address located on the back cover of the Money Market Funds Combined Prospectus or by calling (513) 632-5547.


                               RATINGS APPENDIX
                        STANDARD & POOR'S RATINGS GROUP
SHORT-TERM MUNICIPAL OBLIGATION RATINGS



A S&P note rating reflects the liquidity concerns and market access risks unique to notes.
SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2 Satisfactory capacity to pay principal and interest.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Standard & Poor's Ratings Group ("S&P") assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)
COMMERCIAL PAPER (CP) RATINGS
A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
LONG-TERM DEBT RATINGS
AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.



A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
                        MOODY'S INVESTORS SERVICE, INC.
SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below)).
The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.



COMMERCIAL PAPER (CP) RATINGS
P-1 Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity
P-2 Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
LONG-TERM DEBT RATINGS
AAA Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes is can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.
NR(1) The underlying issuer/obligor/guarantor has other outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.
NR(2) The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.
NR(3) The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

854911104
9022104B (1/96)



                       STAR U.S. GOVERNMENT INCOME FUND
                        (A PORTFOLIO OF THE STAR FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to the Star U.S. Government Income Fund (the "Fund") or call 1-800-677-FUND.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                         Statement dated January 31, 1996
STAR BANK, N.A.
INVESTMENT ADVISER

FEDERATED SECURITIES CORP.
Distributor



GENERAL INFORMATION ABOUT THE

FUND                            1

INVESTMENT OBJECTIVES AND

POLICIES                        1

 Types of Investments           1
 Investments in Foreign
 Securities                     4
 Restricted and Illiquid
 Securities                     5
 When-Issued and Delayed
 Delivery Transactions          6
 Futures and Options
 Transactions                   6
 Futures Contracts              7
 Put Options on Futures
 Contracts                      7
 Call Options on Futures
 Contracts                      8
 "Margin" in Futures
 Transactions                   9
 Purchasing Put Options on
 Portfolio Securities          10
 Writing Covered Call
 Options on Portfolio Securities10
 Lending of Portfolio Securities10
 Portfolio Turnover            11



INVESTMENT LIMITATIONS         11

STAR FUNDS MANAGEMENT          16

 Fund Ownership                25
 Officers and Trustees
 Compensation                  25
 Trustee Liability             27
INVESTMENT ADVISORY SERVICES   27

 Adviser to the Fund           27
 Advisory Fees                 27
BROKERAGE TRANSACTIONS         28

ADMINISTRATIVE SERVICES        29

CUSTODIAN                      30

PURCHASING SHARES              30

 Distribution Plan             30
 Administrative Arrangements   31
 Shareholder Services Plan     31
 Conversion to Federal Funds   32
DETERMINING NET ASSET VALUE    32

 Determining Market Value of
  Securities                   32
EXCHANGE PRIVILEGE             33

 Requirements for Exchange     33
 Making an Exchange            33



REDEEMING SHARES               33

 Redemption in Kind            33
 Massachusetts Partnership Law 34
TAX STATUS                     35

 The Fund's Tax Status         35
 Shareholders' Tax Status      35
TOTAL RETURN                   36

YIELD                          36

PERFORMANCE COMPARISONS        37

 Financial Statements          38
APPENDIX                       39



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of the Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds and changing the Fund's name from Losantiville U.S. Government Income Fund to Star U.S. Government Income Fund.
INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of the Fund is current income. Capital appreciation is a secondary objective. The investment objectives cannot be changed without the approval of shareholders. The policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
Under normal circumstances, the Fund pursues its investment objectives by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. For purposes of this 65% statement, the Fund will consider collateralized mortgage obligations issued by U.S. government agencies or instrumentalities to be U.S. government securities. Additionally, up to 35% of the value of the Fund's total assets may be invested in investment-grade corporate debt obligations, commercial paper, time and savings deposits, and securities of foreign issuers.
  MORTGAGE-BACKED SECURITIES
     Mortgage-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayments risks"). Mortgage-backed securities are subject to higher prepayments risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans may be prepaid without penalty or premium. Prepayment risk on mortgage-backed securities tends to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages.
  ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")
     Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.
     Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.
     While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.
  COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
     The following example illustrates how mortgage cash flows are prioritized in the case of CMOs--most of the CMOs in which the Fund invests use the same basic structure:
     (1)Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities: The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments.
     (2)The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.
     (3)The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or
        B bond). This process continues until all of the classes have been paid off.
     Because the cash flow is distributed sequentially instead of pro-rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns.
  REPURCHASE AGREEMENTS
     The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
INVESTMENTS IN FOREIGN SECURITIES
The Fund may invest in foreign securities. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, currency fluctuations, withholding taxes on interest, limitations on the use or transfer of Fund assets, political or social instability and adverse diplomatic developments. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, captial reinvestment, resource self-sufficiency and balance of payments position.
RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.
No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.
As a matter of policy, the Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
FUTURES AND OPTIONS TRANSACTIONS
The Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income.
FUTURES CONTRACTS
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.
In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
PUT OPTIONS ON FUTURES CONTRACTS
The Fund may purchase listed put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
CALL OPTIONS ON FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write listed call options on financial futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's fixed income or indexed portfolio which is occurring as interest rates rise.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.
The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio, plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.
WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.



The Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
PORTFOLIO TURNOVER
Securities in the Fund's portfolio will be sold whenever the investment adviser believes it is appropriate to do so in light of the Fund's investment objectives without regard to the length of time a particular security may have been held. For the fiscal year ended November 30, 1995, the Fund's portfolio turnover rate was 236%. From January 5, 1993 (date of initial public investment), to November 30, 1994, the Fund's portfolio turnover rate was 148%. INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The



     Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer. Also, the Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts, except that the Fund may purchase and sell futures contracts and related options.



  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objectives, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objectives, policies, and limitations or the Trust's Declaration of Trust.
The above investment limitations cannot be changed without shareholder approval. The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 15% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees. To comply with certain state restrictions, the Fund will limit these transactions to 10% of its total assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)



  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid. To comply with certain state restrictions, the Fund will limit these transactions to 10% of its net assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by a fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purpose of investing its short-term cash on a temporary basis. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.
  INVESTING IN FOREIGN SECURITIES
     The Fund will not invest more than 5% of its total assets in securities of foreign issuers.
  INVESTING IN PUT OPTIONS
     The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 20% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
The Fund has no present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Star Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.;



Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly,



Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee



President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard



Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.



FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund:
Star Bank, N.A., Cincinnati, Ohio, owned approximately 179,682,096 shares (99.78%).


OFFICERS AND TRUSTEES COMPENSATION


NAME ,                AGGREGATE
POSITION WITH         COMPENSATION FROM
TRUST                 TRUST*#


John F. Donahue,         $ -0-
Chairman and Trustee

Thomas G. Bigley,        $1,852.00
Trustee

John T. Conroy, Jr.,     $2,009.00
Trustee

William J. Copeland,     $2,009.00
Trustee

James E. Dowd,           $2,009.00



Trustee

Lawrence D. Ellis, M.D., $1,852.00
Trustee

Edward L. Flaherty, Jr., $2,009.00
Trustee

Edward C. Gonzales,      $ -0-
President and Trustee

Peter E. Madden,         $1,852.00
Trustee

Gregor F. Meyer,         $1,852.00
Trustee

John E. Murray, Jr., J.D., S.J.D.       $ -0-

Trustee

Wesley W. Posvar,        $1,852.00
Trustee

Marjorie P. Smuts,       $1,852.00
Trustee



* Information is furnished for the fiscal year ended November 30, 1995. The Trust is the only investment company in the Fund Complex.
#The aggregate compensation is provided for the Trust which is comprised of eight portfolios.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1995 and 1994, the Fund's Adviser earned $594,238 and $368,975, of which $0 and $16,353 were voluntarily waived. From January 5, 1993 (date of initial public investment) to November 30, 1993, the Fund's Adviser earned $144,364, of which $12,030 was voluntarily waived.



  STATE EXPENSE LIMITATIONS
     The Fund has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser has agreed to reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1995, the Fund paid no brokerage fees.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended November 30, 1995 and 1994, the Fund incurred costs for administrative services of $109,087 and



$75,082, respectively. From January 5, 1993 (date of initial public investment) to November 30, 1993, the Fund incurred costs for administrative services of $30,974.
CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family). The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
DISTRIBUTION PLAN
With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives.
ADMINISTRATIVE ARRANGEMENTS
The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.
SHAREHOLDER SERVICES PLAN
This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds. DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's securities are determined as follows:
   o as provided by an independent pricing service; or
   o at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
   o yield;
   o quality;
   o coupon rate;
   o maturity;
   o type of issue;
   o trading characteristics; and
   o other market data.
The Fund will value futures contracts, options, put options on futures, and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Redemption will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction or exclusion available to corporations and individuals. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.



TOTAL RETURN

The Fund's average annual total return for the fiscal year ended November 30, 1995, and for the period from January 5, 1993 (date of initial public investment), to November 30, 1995, was 10.83% and 5.02%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000 adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.
YIELD

The Fund's SEC yield for the thirty-day period ended November 30, 1995, was 5.42%.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the



Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in Fund expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and maximum offering price per share fluctuate daily. Both net earnings and maximum offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "U.S. government fund" category in advertising and sales literature.
   o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
   o LEHMAN BROTHERS GOVERNMENT (LT) INDEX, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales load.
FINANCIAL STATEMENTS
The financial statements for the fiscal period ended November 30, 1995, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1995. A copy of the Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address located on the back cover of the Stock and Bond Funds Combined Prospectus or by calling 1-800-677-FUND.





APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's Corporation. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.



BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
STANDARD AND POOR'S CORPORATION COMMERCIAL PAPER RATINGS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternative liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
FITCH INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS
FITCH-1--VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
FITCH-2--GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
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